As filed with the Securities and Exchange Commission on November 20, 2014

Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208

(Address of Principal Executive Offices) (Zip Code)

1-317-917-7000

(Registrant’s Area Code and Telephone Number)

Capitol Services, Inc.

1675 S. State St., Suite B, Dover, Delaware 19901

(Name and Address of Agent for Service)

With copies to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associate, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on December     , 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value, of the Cloud Capital Strategic Large Cap Fund

Cloud Capital Funds

Cloud Capital Strategic Mid Cap Fund

c/o Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(877) 670-2227

December     , 2014

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Valued Advisers Trust (the “Trust”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”). The Special Meeting is scheduled for January 14, 2015 at 9:00 a.m. Eastern time, at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

At the Special Meeting, shareholders of the Mid Cap Fund will be asked to vote on the proposed reorganization (the “Reorganization”) of the Mid Cap Fund with and into the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) (collectively, the “Funds”). The Funds are each series of the Trust and share the same investment adviser.

If the Reorganization is approved by shareholders, you will become a shareholder of the Large Cap Fund beginning on the date the Reorganization occurs. Shareholders of the Mid Cap Fund and the Large Cap Fund are also being asked to approve a proposal to allow recoupment of amounts previously waived and/or reimbursed to the Mid Cap Fund prior to the Reorganization by the investment adviser to that Fund after the Reorganization. This proposal will be presented to shareholders of the Large Cap Fund in a separate proxy statement.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Additionally, as detailed later in this enclosed Proxy Statement/Prospectus, the Large Cap Fund is changing its name and expanding its investment mandate to cover a broader range of assets. Accordingly, it is anticipated that the Reorganization would provide shareholders of the Mid Cap Fund with an opportunity to participate in a fund that invests in a broader asset range.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than January 13, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Carol J. Highsmith

Secretary

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

CLOUD CAPITAL STRATEGIC MID CAP FUND

c/o Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, Indiana 46208

(877) 670-2227

Scheduled for January 14, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) is scheduled for 9:00 a.m., Eastern time, on January 14, 2015 at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

At the Special Meeting, the Mid Cap Fund’s shareholders will be asked to vote on two proposals:

1.	To approve an Agreement and Plan of Reorganization by and between the Mid Cap Fund and the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”), providing for the reorganization of the Mid Cap Fund with and into the Large Cap Fund (the “Reorganization”);

2.	To approve the ability of Cloud Capital, LLC, the investment adviser to each Fund, to seek reimbursement of fees waived for, and/or expenses reimbursed to, the Mid Cap Fund from the Large Cap Fund following the Reorganization; and

3.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees recommends that you vote “FOR” each Proposal.

Shareholders of record as of the close of business on December 1, 2014 are entitled to notice of, and to vote at, the Special Meeting and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot by January 13, 2015 so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by submitting a revised Proxy Ballot, by giving written notice of revocation to the Mid Cap Fund or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Carol J. Highsmith

Secretary

PROXY STATEMENT/PROSPECTUS

December         , 2014

Special Meeting of Shareholders

of the Cloud Capital Strategic Mid Cap Fund

Scheduled for January 14, 2015

Acquisition of the Assets of:	By and in Exchange for Shares of Beneficial Interest of:

Cloud Capital Strategic Mid Cap Fund Class A: CCPMX Institutional Class: CCIMX (A series of Valued Advisers Trust) 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 (877) 670-2227	Cloud Capital Strategic Large Cap Fund Class A: CCILX Institutional Class: CCPLX (A series of Valued Advisers Trust) 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 (877) 670-2227

(each an open end investment company)

Important Notice Regarding the Availability of Proxy Materials for

the Special Meeting to be held on January 14, 2015

The Proxy Statement/Prospectus explains concisely what you should know before voting on the matters described herein or investing in the Large Cap Fund. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMIEND THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) and the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) (and collectively, the “Funds”), please write or call for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information. The Funds currently do not have a website.

By Phone:	(877) 670-2227

By Mail:	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated , 2014 relating to this Proxy Statement/Prospectus;

2.	The Prospectus and Statement of Additional Information dated September 30, 2014, each as supplemented from time to time, for the Mid Cap Fund; and

3.	The Prospectus and Statement of Additional Information dated September 30, 2014, each as supplemented from time to time, for the Large Cap Fund; and

4.	The Annual Report dated May 31, 2014 for each of the Funds.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

This Proxy Statement/Prospectus will be mailed on or about December     , 2014 to shareholders of record of the Mid Cap Fund as of December 1, 2014 (the “Record Date”).

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Funds’ SEC file numbers. The file number for the document listed above as (1) is [File No. generated with N-14 filing]. The file number for the documents listed above as (2), (3) and (4) is 811-22208.

INTRODUCTION

QUESTIONS & ANSWERS

What is happening?

At a meeting held on November 19, 2014, the Board of Trustees (the “Board”) of Valued Advisers Trust approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) with and into the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) (the “Reorganization”). The Reorganization Agreement requires shareholder approval, and if approved, is expected to be effective on January 19, 2015 or such other date as the parties may agree (the “Closing Date”).

Additionally, at its November 19, 2014 meeting, the Board approved and authorized Cloud Capital, LLC (“Cloud”), the investment adviser to each of the Mid Cap Fund and the Large Cap Fund, to seek reimbursement of fees waived for, and/or expenses reimbursed by, it prior to the closing of the Reorganization in connection with managing the Mid Cap Fund from the Large Cap Fund following the Reorganization (the “Recoupment Authorization”). The Recoupment Authorization is contingent upon approval by the shareholders of the Mid Cap Fund of the Reorganization and approval of the Recoupment Authorization by shareholders of the Mid Cap Fund and the Large Cap Fund. This proposal will be presented to shareholders of the Large Cap Fund in a separate proxy statement. The Recoupment Authorization is also subject further to the condition of the expenses of the Large Cap Fund being below certain levels set forth in the applicable expense limitation arrangements.

Why did you send me this information?

These materials include a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot for the Mid Cap Fund. It provides you with information you should review before providing voting instructions on the proposals listed in the Notice of Special Meeting of Shareholders.

Because you, as a shareholder of the Mid Cap Fund, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of the Large Cap Fund, this Proxy Statement also serves as a prospectus for the Large Cap Fund. The Large Cap Fund is an open-end management investment company whose investment objective is described below.

Who is eligible to vote?

Shareholders holding an investment in shares of the Mid Cap Fund as of the close of business on December 1, 2014 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot. You will be required to provide your control number located on the Proxy Ballot.

•	By Mail. Mark the enclosed Proxy Ballot, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call toll-free at (800) xxx-xxxx.

To be certain your vote will be counted, a properly executed Proxy Ballot must be received no later than 5:00 p.m., Eastern time, on January 13, 2015.

Should shareholders require additional information regarding the Special Meeting, they may contact xxx-xxx-xxxx.

How does the Board recommend that I vote?

The Board recommends that shareholders vote “FOR” each of the Proposals.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, on January 14, 2015 at 9:00 a.m. Eastern time. If the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call xxx.xxx.xxxx.

SUMMARY OF THE PROPOSALS

Proposal One – The Reorganization

You should read this entire Proxy Statement/Prospectus and the Reorganization Agreement, which is included in Appendix A. For more information about the Large Cap Fund, please consult Appendix B.

On November 19, 2014, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the Mid Cap Fund to the Large Cap Fund in exchange soley for shares of beneficial interest of the Large Cap Fund;

•	the assumption by the Large Cap Fund of all the liabilities of the Mid Cap Fund;

•	the distribution of shares of the Large Cap Fund to the shareholders of the Mid Cap Fund; and

•	the complete liquidation of the Mid Cap Fund.

If shareholders approve the Reorganization, each owner of Institutional Class shares of the Mid Cap Fund would become a shareholder of the same share class of the Large Cap Fund. While each Fund offers Class A shares, there are currently no Class A shares outstanding. The Reorganization is expected to be effective on the Closing Date. Each shareholder of the Mid Cap Fund will hold, immediately after the Closing Date, shares of the Large Cap Fund having an aggregate value equal to the aggregate value of the shares of Mid Cap Fund held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	Both Funds have substantially similar investment objectives (see below regarding additional information on changes to the Large Cap Fund’s name and strategies).

•	Cloud Capital, LLC (“Cloud” or the “Adviser”) serves as investment adviser to both Funds.

•	Once all recoupments have been taken, and assuming asset levels remain at similar or greater levels, it is expected that the total annual operating expenses (before fee waivers and expense reimbursements) of the Fund would decrease as a result of the Reorganization. Each Fund is currently operating under an expense limitation arrangement pursuant to which the Adviser has agreed to waive its advisory fees and limit certain other operating expenses. These obligations expire on September 30, 2015. In conjunction with the proposals set forth in this proxy statement/prospectus, the Adviser has agreed to extend the expense limitation arrangement with respect to the Large Cap Fund until September 30, 2016. There can be no assurance that these obligations will be continued.

•	Each Fund is serviced by the same service providers, including the distributor, administrator, transfer agent, and custodian.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Funds. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither the Mid Cap Fund nor its shareholders nor the Large Cap Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Proposal Two – Recoupment of Expenses Previously Waived

At its November 19, 2014 meeting, the Board also approved a proposal to allow the Adviser to recoup fees waived and expenses reimbursed under an expense limitation agreement with respect to the Mid Cap Fund prior to the closing of the Reorganization from the Large Cap Fund following the Reorganization. In considering this proposal, the Board considered the Adviser’s history with the Funds, as well as its ongoing commitments to the Funds. The Board felt it appropriate and equitable to allow the Adviser the right to recoup fees it waived and expenses reimbursed with respect to the Mid Cap Fund prior to the closing of the Reorganization from the Large Cap Fund following the Reorganization. The Board also felt it appropriate for shareholders to approve this ability to recoup previously waived fees and reimbursed expenses and, as such, it has been included for your vote as Proposal Two.

Additional Information on Proposed Changes to the Large Cap Fund’s Name and Strategies

Additionally, on November 19, 2014, the Board approved a proposal by the Adviser to change the name of the Large Cap Fund to the Cloud Capital Strategic All Cap Fund (the “All Cap Fund”) and to change its investment objective and strategies. These revisions are intended to allow the Large Cap Fund (i.e., the All Cap Fund after the Reorganization) to focus on a broader range of asset classes. These changes do not require approval by the shareholders of the Large Cap Fund, nor are you being asked to vote on them in connection with the Reorganization. Notice of the changes to the Large Cap Fund were provided to shareholders of that Fund on November     , 2014 and are expected to take effect on January 19, 2015 in conjunction with the anticipated closing of the Reorganization. In approving the Reorganization into the Large Cap Fund, you should be aware that that Fund’s name and strategies will change effective January 19, 2015. More information on those changes is presented in this Proxy Statement/Prospectus.

PROPOSAL ONE – APPROVAL OF THE REORGANIZATION

Introduction

Shareholders of the Mid Cap Fund are being asked to approve a Reorganization Agreement, providing for the reorganization of the Mid Cap Fund with and into the Large Cap Fund. If the Reorganization is approved, shareholders in the Mid Cap Fund will become shareholders in the Large Cap Fund as of the close of business on the Closing Date.

At a meeting held on November 19, 2014, the Board considered a proposal by the Adviser to reorganize the Mid Cap Fund into the Large Cap Fund. The factors considered by the Board are discussed more fully under “Board Considerations” below and generally include representations by the Adviser that a combined Fund would provide investors with a reduced expense ratio and economies of scale and expose investors to a broader asset range. The Board also considered that the Reorganization is expected to be a tax-free transaction.

NOTE: that at the November 19, 2014 meeting the Board also approved a proposal by the Adviser to change the name, objective and strategy of the Large Cap Fund to one that focuses on a broader range of asset classes. These changes will become effective on January 19, 2015 in conjunction with the closing of the Reorganization. As such, in certain sections below, comparisons are provided of the Mid Cap Fund as to the Large Cap Fund and to the Large Cap Fund following the changes made to its objective and strategies.

Comparison of the Funds’ Investment Objectives

The chart below compares the investment objectives of the Funds, as well as of the Large Cap Fund following its name/strategy change to the Cloud Capital Strategic All Cap Fund (the “All Cap Fund”). The differences among the Funds are the benchmark indexes to which they seek to outperform. The investment objective of each Fund may be changed without shareholder approval. A Fund will provide 60 days advance notice of any change in investment objective.

	Mid Cap Fund	Large Cap Fund	Large Cap Fund (following name/strategy change to the Cloud Capital Strategic All Cap Fund effective January 19, 2015)
Investment Objective	To consistently deliver excess returns relative to the S&P MidCap 400® Index over three- to five-year time horizons.	To consistently deliver excess returns relative to the S&P 500® Index over three- to five-year time horizons.	To consistently improve on the gross returns and risk/reward dynamics of the broad U.S. public equity market over complete market cycles.

Comparison of the Funds’ Fees and Expenses

The following tables describe the fees and expenses of the Funds. The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred in each Fund’s fiscal year ended May 31, 2014. Pro forma numbers are estimated in good faith and are hypothetical.

Institutional Class Shares

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Mid Cap Fund	Large Cap Fund	Pro Forma Combined Large Cap Fund (i.e., the All Cap Fund)
Redemption Fee	None	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)	Mid Cap Fund	Large Cap Fund	Pro Forma Combined Forward Large Cap Fund (i.e., the All Cap Fund)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or (12b-1) Fees	None	None	None
Other Expenses	1.40%	0.94%[1]	1.01%[5]
Acquired Fund Fees and Expenses	0.02%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.92%	1.44%	1.51%
Fee Waiver/Expense Reimbursement	(0.50%)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.42%[3]	0.94%[2]	1.01%[4]

1.	Estimated using current fiscal year net assets.
2.	The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
3.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Funds Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

4.	The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the All Cap Fund through September 30, 2016, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2016. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
5.	Upon merger of the Funds, it is expected that the savings resulting from the merger will be offset by the Adviser’s ability to recoup fees previously waived in the Mid Cap Fund. Upon reaching the maximum recoupment amount, it is expected that the Fund’s Other Expenses will be reduced.

Class A Shares

You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Funds. More information about these and other discounts or waivers is available from your financial professional and in the section “How to Buy Shares — Sales Charges” on in this Proxy Statement/Prospectus.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Mid Cap Fund	Large Cap Fund	Pro Forma Combined Large Cap Fund (i.e., the All Cap Fund)
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%[1]	5.75%[1]	5.75%[1]
Redemption Fee	None	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)	Mid Cap Fund	Large Cap Fund	Pro Forma Combined Forward Large Cap Fund (i.e., the All Cap Fund)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or (12b-1) Fees	0.40%	0.40%	0.40%
Other Expenses	1.34%	0.85%[2]	0.93%[6]
Acquired Fund Fees and Expenses	0.02%	0.00%	0.00%
Total Annual Fund Operating Expenses	2.26%	1.75%	1.83%
Fee Waiver/Expense Reimbursement	(0.50%)	(0.50)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.76%[4]	1.25%[3]	1.33 [5]

1.	Purchases of $1 million or more may be made without the imposition of a sales charge, but may be imposed a Contingent Deferred Sales Charge (“CDSC”) if redeemed within18 months.
2.	Estimated using current fiscal year net assets.

3.	The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
4.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Mid Cap Fund through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, the Adviser may be entitled to reimbursement of fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
5.	The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the All Cap Fund through September 30, 2016, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2016. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
6.	Upon merger of the Funds, it is expected that the savings resulting from the merger will be offset by the Adviser’s ability to recoup fees previously waived in the Mid Cap Fund. Upon reaching the maximum recoupment amount, it is expected that the Fund’s Other Expenses will be reduced.

Example

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same. Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Mid Cap Fund
Institutional Class Shares	$145	$555	$990	$2,203
Class A Shares	$744	$1,196	$1,673	$2,984
Large Cap Fund
Institutional Class Shares	$96	$406	$739	$1,681
Class A Shares	$695	$1,049	$1,426	$2,480
Pro Forma Combined Large Cap Fund (i.e., the All Cap Fund)
Institutional Class Shares	$103	$376	$726	$1,713
Class A Shares	$703	$1,024	$1,418	$2,520

Comparison of the Funds’ Principal Investment Strategies

The chart below compares the principal investment strategies of the Funds as well as of the Large Cap Fund following its name/strategy changes to the Cloud Capital Strategic All Cap Fund as discussed above. The Funds have similarities in their investment strategies. The main differences between the Funds is the benchmark index and the capitalization of the securities held in their respective portfolios. The Mid Cap Fund invests in securities within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index. The Large Cap Fund invests in securities within a range of the market capitalizations of the issuers represented in the S&P 500® Index. Effective January 19, 2015, the Large Cap Fund’s investment mandate will change to expand its asset range and it will then invest in securities included in the Russell 3000® Index. The strategies by which the Funds employ their objective of outperforming their respective indexes are identical.

	Mid Cap Fund	Large Cap Fund	Large Cap Fund (following name/strategy change to the Cloud Capital Strategic All Cap Fund effective January 19, 2015)
Indexes	The Mid Cap Fund normally invests at least 80% of its assets in common stocks within a range of the market capitalizations of the issuers represented in the S&P MidCap 400® Index (the Fund’s benchmark), which is a market-value weighted index consisting of 400 domestic stocks chosen for market size, liquidity, and industry group representation. As of May 31, 2014, the S&P MidCap 400® Index included companies with market capitalizations between $600 million and $12 billion.	The Large Cap Fund normally invests at least 80% of its assets in common stocks included in the S&P 500® Index (the Fund’s benchmark), which is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. As of May 31, 2014, the S&P 500® Index included companies with market capitalizations between $2 billion and $565 billion.	The Cloud Capital Strategic All Cap Fund invests its assets in common stocks included in the Russell 3000® Index (the Fund’s benchmark), which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investible U.S. equity market. As of September 30, 2014, the Russell 3000® Index included companies with market capitalizations between $169 million and $545 billion.

	Mid Cap Fund	Large Cap Fund (including following the change in name/strategy effective January 19, 2015)
Principal Investment Strategies

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P MidCap 400® Index. The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Mid Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Mid Cap Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. The Mid Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies, which utilize quantitative and qualitative metrics, to seek to generate a higher total return than that of the S&P 500® Index.* The strategies may include quantitative information and narratives that reflect interpretations of corporate data and company and industry developments. The strategies may also include qualitative information such as information on a company’s balance sheet, returns on equity, ability to generate free cash flow, accounting methods, and financial disclosure. The Adviser generally maintains an equal amount of its allocation in each industry sector of the benchmark Index and will generally rebalance to an equal sector allocation bi-annually or more frequently. Decisions on the elimination of certain securities or sectors from the Large Cap Fund’s portfolio or to overweight relative to the Index as well as decisions regarding rebalancing times and parameters will be made by the Adviser based on broad market analysis and fundamental evaluation of specific companies, among other factors.

The Large Cap Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), that invest primarily in equity securities. The Large Cap Fund may also invest in securities of issuers that are not part of the Fund’s benchmark Index and may invest in foreign (including emerging markets) issuers in addition to securities of domestic issuers. The Adviser may sell a security when it is no longer represented in the Fund’s benchmark Index. The Adviser may also sell a security if inclusion of the security in the Fund’s portfolio is inconsistent with the guidance generated by the Adviser’s proprietary industry allocation, reweighting and rebalancing strategies.

*	Note that effective January 19, 2015, when the Large Cap Fund’s name and objective changes become effective, this sentence will read as follows: Cloud Capital LLC (the “Adviser”) utilizes proprietary industry allocation, reweighting and rebalancing strategies that utilize quantitative and qualitative metrics, to seek to generate attractive return metrics compared to broad U.S. market indexes such as the Russell 3000® Index and the S&P Composite 1500® Index.

Comparison of the Funds’ Principal Investment Risks

The following are the principal risks of investing in the Funds. Each of the Mid Cap Fund and Large Cap Fund are subject to the following principal risks: stock market risk, investment selection and asset allocation risk; foreign securities risk; emerging markets risk; other investment company risk; portfolio turnover risk; and new fund/adviser risk. The Mid Cap Fund is also subject to mid-cap risk while the Large Cap Fund is not. However, effective January 19, 2015 when the changes to the Large Cap Fund’s name and objective become effective, the Fund will then also be subject to small-cap and mid-cap risk.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Funds on a daily basis, and, as a result, such movements may negatively affect the Funds’ net asset value.

Investment Selection and Asset Allocation Risk. Each Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Funds. Additionally, the Funds are subject to the risk that the Adviser may allocate the Funds’ assets to sectors or securities that do not perform as well as other sectors or securities.

Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Funds to risks associated with fluctuations in currency values.

Emerging Markets Risk. To the extent that the Funds invest in issuers located in emerging markets, the foreign securities risk may be heightened.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in mutual funds, exchange-traded funds (“ETFs”), and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Funds’ investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds generally invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of their shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which they invest. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Portfolio Turnover Risk. The Funds may trade actively and experience very high portfolio turnover rates. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. Additionally, a high portfolio turnover rate may result in higher short-term capital gains taxable to shareholders and in lower investment returns. These factors may negatively affect the Funds’ performance.

New Fund / Adviser Risk. The Funds were recently formed. Accordingly, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences. In addition, the Adviser has not previously managed a mutual fund.

Additionally, following the Large Cap Fund’s change in name and objective, it will also be subject to the following risk:

Small and Mid-Capitalization Risk. To the extent the Fund invests in small to mid-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Information about the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings is included in each Fund’s Statement of Additional Information.

Comparison of the Funds’ Performance

The following information is intended to help you understand the risks of investing in the Funds. The following bar charts show the changes in each Fund’s Institutional Class shares’ performance from year to year. The table below shows how each Fund’s Institutional Class Shares average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Funds is no guarantee of how they will perform in the future. As of the date of this Proxy Statement/Prospectus each Fund’s Class A Shares have not been issued.

Mid Cap Fund

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

                Best Quarter:                 1st Quarter, 2013, 10.94%

                Worst Quarter:              2nd Quarter, 2012, (4.13)%

The year to date return as of September 30, 2014 was 1.32%.

Average Annual Total Returns (for the periods ended December 31, 2013)

	One Year	Since Inception (06/29/11)
The Fund
Before Taxes	29.55%	12.49%
After Taxes on Distributions	25.95%	10.44%
After Taxes on Distributions and Sale of Fund Shares	19.49%	9.42%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	33.50%	15.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.

Large Cap Fund

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

                Best Quarter:                 1st Quarter, 2013, 11.36%

                Worst Quarter:              2nd Quarter, 2012, (2.91)%

The year to date return as of September 30, 2014 was 6.89%.

Average Annual Total Returns (for the periods ended December 31, 2013)

	One Year	Since Inception (06/29/11)
The Fund
Before Taxes	30.65%	14.40%
After Taxes on Distributions	27.64%	12.41%
After Taxes on Distributions and Sale of Fund Shares	19.66%	10.89%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 670-2227.

Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements

The sales loads, distribution and shareholder servicing arrangements of each of the Funds, as they are each series of the Trust, are identical. Complete information on the sales load, distribution and shareholder servicing arrangements can be found in Appendix B to this Proxy Statement/Prospectus.

Comparison of Purchase, Redemption and Exchange Policies and Procedures

The purchase, redemption and exchange policies and procedures of each of the Funds, as they are each series of the Trust, are identical. Complete information on the purchase, redemption and exchange policies and procedures can be found in Appendix B to this Proxy Statement/Prospectus.

Comparison of the Management of the Funds

Each Fund is managed by Cloud Capital LLC (“Cloud” or “Adviser”). Cloud is located at 5314 South Yale, Suite 606, Tulsa, Oklahoma 74135. Cloud has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. Cloud was formed in 2008 and it provides high-quality professional expertise for individuals, high net worth individuals, pension and profit sharing plans, banking institutions and other corporations. As of September 30, 2014, Cloud had assets under management of $             million. Cloud is controlled by Randall R. Cloud.

The portfolio managers of the Funds are the same and are listed below.

Richard “Randy” Cloud has been the portfolio manager of the Mid Cap Fund and Large Cap Fund since each Fund’s inception in June 2011. He is President, Director, Managing Member and Chief Compliance Officer of Cloud Capital LLC.

Joshua C. Peters has been the portfolio manager of the Mid Cap Fund and Large Cap Fund since December 2012. He is a portfolio manager with Cloud Capital LLC.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that each Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses and indirect expenses (such as fees and expenses of acquired funds) does not exceed 1.40% of the net assets of each Fund. The contractual agreement is effective through September 30, 2015. This contractual arrangement may only be terminated by mutual consent of the Adviser and a Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. The Adviser shall not be entitled to reimbursement for any advisory fees waived for the Funds for the period February 1, 2014 through September 30, 2015. Each Fund is required to pay the Adviser a fee equal to 0.50% of its average daily net assets. During the fiscal year ended May 31, 2014, the Adviser received management fees equal to 0.58% and 0.52% of the average daily net assets, after fee waivers, reimbursements and recoupments, of the Large Cap Fund and the Mid Cap Fund, respectively.

A discussion of the factors that the Board of Trustees considered in approving each Fund’s advisory agreement is available in the Fund’s annual report for the fiscal year ended May 31, 2014.

Comparison of Service Providers to the Funds

The service providers to the Funds are the same and are listed below.

Custodian. FOLIOfn Investments, Inc., 8180 Greensboro Drive, 8th Floor, McLean, Virginia 22102, is custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at a Fund’s request and maintains records in connection with its duties.

Transfer Agent, Fund Accountant and Administrator. Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208, acts as each Fund’s transfer agent, fund accountant, and administrator. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Distributor. The officers of the Trust also are officers and/or employees of Huntington.

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, Ltd. (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio, 44115 has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ending May 31, 2015. Cohen will perform an annual audit of the Funds’ financial statements and will provide financial, tax and account services as requested.

Legal Counsel. The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law GroupTM, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust and the Funds.

Distributor. Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Funds. Certain officers of the Trust are also officers of the Distributor. As a result, such persons are affiliates of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

Additional Information about the Funds

Form of Organization. Each Fund is organized as a separate series of Valued Advisers Trust, an open-end management investment company organized as a Delaware statutory trust. Valued Advisers Trust is governed by a Board of Trustees consisting of three members. For more information about the history of Valued Advisers Trust see the Statement of Additional Information for both Funds dated September 30, 2014.

Dividends and Other Distributions. Each Fund generally distributes most or all of its net earnings in the form of dividends, consisting of ordinary income and capital gains distributions. Each Fund distributes capital gains, if any, annually. Each Fund also declares dividends and pays dividends consisting of ordinary income, if any, annually. To comply with federal tax regulations, the Funds may also pay an additional capital gains distribution.

Financial Highlights. The fiscal year end of each Fund is May 31st. The financial highlights of the Large Cap Fund that are contained in Appendix C have been audited by Cohen Fund Audit Services, Ltd., the Trust’s and each Fund’s independent public accounting firm.

Information about the historical performance of the Large Cap Fund is contained in Appendix D.

Capitalization. The following table shows on an unaudited basis the capitalization of each of the Funds as of September 30, 2014 and on a pro forma basis as of September 30, 2014, giving effect to the Reorganization.

	Cloud Capital Strategic Mid Cap Fund	Cloud Capital Strategic Large Cap Fund	Cloud Capital Strategic Large Cap Fund (All Cap)
Net Assets
Institutional Class	$23,088,375	$24,388,144	$47,476,519
Class A	$0	$0	$0
Total	$23,088,375	$24,388,144	$47,476,519
Shares Outstanding
Institutional Class	1,347,063	1,314,777	2,559,483
Class A	0	0	0
Total	1,347,063	1,314,777	2,559,483
Net Asset Value Per Share
Institutional Class	$17.14	$18.55	$18.55
Class A	N/A	N/A	N/A

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Mid Cap Fund in exchange for shares of beneficial interest of the Large Cap Fund and the assumption by the Large Cap Fund of all of the Mid Cap Fund’s liabilities; and (ii) the distribution of shares of beneficial interest of the Large Cap Fund to shareholders of the Mid Cap Fund, as provided for in the Reorganization Agreement. The Mid Cap Fund will then be liquidated.

Each shareholder of Institutional Class and Class A shares of the Mid Cap Fund will hold, immediately after the Closing Date, the corresponding share class shares of the Large Cap Fund having an aggregate value equal to the aggregate value of the shares of the Mid Cap Fund held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of the Large Cap Fund will not be represented by physical certificates.

The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval by the shareholders of the Mid Cap Fund and that each Fund receives an opinion from The Law Offices of John H. Lively & Associates, Inc. to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Expenses of the Reorganization

The expenses of the Reorganization will be paid 90% by the Funds and 10% by the Adviser. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $49,000.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither the Mid Cap Fund nor its shareholders, nor the Large Cap Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Funds will receive an opinion from The Law Offices of John H. Lively & Associates, Inc. to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, the Mid Cap Fund will pay to shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date. This distribution would be taxable to shareholders that are subject to tax.

As of May 31, 2014, neither the Mid Cap Fund nor the Large Cap Fund had capital loss carryforwards available. The ability of the Large Cap Fund to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

Board of Trustees Recommendation

Based upon its review, the Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), determined that the Reorganization would be in the best interests of the Funds and their shareholders. In addition, the Board determined that the interests of the shareholders of the Funds would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees, approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that the Mid Cap Fund’s shareholders vote “FOR” the Reorganization Agreement.

Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on November 19, 2014. At this meeting, the Board reviewed detailed information about the proposed Reorganization. For the reasons discussed below, the Trustees, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the Reorganization is in the best interests of the Funds and their shareholders and voted to approve the Reorganization and to present it to shareholders for approval.

The Board of Trustees was advised that it would be advisable and in the best interests of the Mid Cap Fund and its shareholders for the Adviser to merge the Mid Cap Fund with and into the Large Cap Fund. The Adviser indicated that due to the loss of assets as a result of redemptions in the Funds, it is highly unlikely that it will be able to maintain the expense limitation arrangements beyond the current term for the Funds absent the Reorganization. The Adviser also indicated that changes that are being implemented for the Large Cap Fund (i.e., to rename as the “All Cap Fund”) should allow the shareholders of the Mid Cap Fund to gain exposure to a broader portion of the overall equity markets.

The Board of Trustees of the Trust, in recommending the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

(i)	the terms of the proposed Reorganization, including the anticipated tax-free nature of the transactions for the Funds and their shareholders;

(ii)	alternatives to the Reorganization, including the potential liquidation of the Mid Cap Fund;

(iii)	the operating expense ratios of the Funds and the willingness of the Adviser to maintain expense caps in place until September 30, 2016 following the closing of the Reorganization;

(iv)	that the portfolio managers to the Funds would remain the same;

(v)	that the Funds have similar objectives and principal investment strategies;

(vi)	that the advisory contract with the Adviser for the Funds is identical;

(vii)	that, once all recoupments have been taken, and assuming asset levels remain at similar or greater levels, the Reorganization may result in certain economies of scale for the Fund and the total net operating expense ratio (before fee waivers and expense reimbursements) for the Large Cap Fund is expected to be lower than those of the Mid Cap Fund;

(viii)	the interests of the current shareholders of the Funds will not be diluted as a result of the Reorganization.

(ix)	that while 90% of the costs associated with the Reorganization will be borne by the Funds, following the Reorganization, the expected benefits to shareholders by expected decreases in total operating expenses (before fee waivers and expense reimbursements) will, in the longer term, benefit shareholders and outweigh costs associated with the Reorganization.

Once all recoupments have been taken, and assuming asset levels remain at similar or greater levels, it is expected that the total annual operating expenses (before fee waivers and expense reimbursements) of the Fund would decrease as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Mid Cap Fund. In considering the alternative of liquidation, the Board noted that liquidation could result in tax consequences to Mid Cap Fund shareholders that would be avoided in the Reorganization. The Board also noted that (1) shareholders not wishing to become part of the Large Cap Fund could redeem their shares of the Mid Cap Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Mid Cap Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and portfolio management team in a similar manner.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Board determined that the Reorganization is in the best interests of the Mid Cap Fund and the Large Cap Fund and, accordingly, unanimously approved the Reorganization with the Large Cap Fund and the Reorganization Agreement and recommended that shareholders vote “For” the Reorganization.

Required Vote

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the voting securities entitled to vote.

If shareholders of the Mid Cap Fund do not approve the Reorganization, the Mid Cap Fund will continue to be managed by the Adviser as described in the prospectus, and the Board will determine what additional action, if any, should be taken.

PROPOSAL TWO – APPROVAL OF RECOUPMENT OF PREVIOUSLY WAIVED

FEES AND REIMBURSED EXPENSES

At its meeting held on November 19, 2014, the Board also considered a proposal by the Adviser to allow it to recoup fees waived and/or expenses reimbursed for the Mid Cap Fund under expense limitation arrangements in place prior to the Reorganization from the Large Cap Fund following the Reorganization. This Proposal Two is contingent on the approval of Proposal One above. Because this proposal will also affect shareholders of the Large Cap Fund, this Proposal Two is also being submitted to those shareholders in a separate proxy statement and is contingent on the approval by shareholders of the Large Cap Fund as well.

In considering this proposal, the Board considered the Adviser’s history with the Funds, as well as its ongoing commitments to the Funds. Specifically, the Board considered the efforts of the Adviser to promote the Funds, the terms of the expense limitation arrangements that had been in place with the Mid Cap Fund, the Adviser’s commitment to keep the expense limitation arrangements in place for the foreseeable future, as well as the fact that the recoupment right that would be afforded to the Adviser would only be exercisable if assets in the Large Cap Fund were to grow, which would provide benefits to all of the shareholders. In light of the foregoing, the Board felt it appropriate and equitable to allow the Adviser the right to recoup fees it waived and expenses reimbursed with respect to the Mid Cap Fund prior to the closing of the Reorganization from the Large Cap Fund following the Reorganization. The Board also determined that the best interest of the shareholders of the Funds would be served by incentivizing the Adviser to grow assets and thereby reduce expenses so as to be able to take advantage of the ability to recoup waived fees and reimbursed expenses. The Board also felt it appropriate for shareholders to approve this ability to recoup previously waived fees and expense reimbursed and, as such, it has been included for your vote as Proposal Two.

Under the terms of the expense limitation arrangements that are in place for the Large Cap Fund and the Mid Cap Fund, the Adviser contractually agreed to waive or limit its fees and reimburse certain Fund operating expenses through September 30, 2015, so that the ratio of total annual operating expenses does not exceed 1.40%. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, distribution and shareholder services (12b-1) fees, extraordinary expenses and indirect expenses (such as Fees and Expenses of Acquired Funds). Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by a Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser had also contractually agreed to waive or limit its fees with regard to the Mid Cap Fund under the same terms as described above. The Adviser is not entitled to reimbursement for any advisory fees waived for either the Large Cap Fund or the Mid Cap Fund for the period February 1, 2014 through September 30, 2015. However, for periods prior to this, each waiver or reimbursement of an expense by the Adviser is subject to repayment by a Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. In conjunction with the proposals described in this proxy statement/prospectus, the Adviser has agreed to extend the term of the expense limitation arrangement out to September 30, 2016. The Adviser will not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2016. A copy of the new expense limitation agreement is provided as Appendix E.

The following table describes for each of the Funds, the amounts of previously waived expenses for which the Adviser is entitled to seek reimbursement.

Large Cap Fund

Fiscal Year Ended	Fee Waiver/Expense Reimbursement or Recoupment of Prior Expenses Waived/Reimbursed by Adviser
October 31, 2014	$0
May 31, 2014	$76,941
May 31, 2013	$52,251
May 31, 2012[1]	($129,192)

1.	For the period June 29, 2011 (commencement of operations) through May 31, 2012.

Mid Cap Fund

Fiscal Year Ended	Fee Waiver/Expense Reimbursement or Recoupment of Prior Expenses Waived/Reimbursed by Adviser
October 31, 2014	$38,625
May 31, 2014	$43,773
May 31, 2013	($46,393)[3]
May 31, 2012[1]	($142,245)[2]

1.	For the period June 29, 2011 (commencement of operations) through May 31, 2012.
2.	Subject to recoupment by the Adviser through May 31, 2015.
3.	Subject to recoupment by the Adviser through May 31, 2016.

If approved by shareholders of the Mid Cap Fund and the Large Cap Fund, the amounts recoupable by the Adviser in the Mid Cap Fund would be carried over to the Large Cap Fund after the Reorganization.

After due consideration, the Board determined that approval of Proposal 2 is in the best interests of the Mid Cap Fund and the Large Cap Fund and recommended that shareholders of the Mid Cap Fund vote “For” the proposal.

Required Vote

Approval of Proposal 2 requires the affirmative vote of a majority of the voting securities that are present in person or represented by proxy at the Special Meeting.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Methods of Tabulation

The shareholders of the Mid Cap Fund vote as a single class on the Proposals. Votes cast by proxy or in person at the Special Meeting will be counted by persons appointed by the Trust as tellers (the “Tellers”) for the Special Meeting. The Tellers will count the total number of votes cast “for” approval of each Proposal for purposes of determining whether sufficient affirmative votes have been cast. The Tellers will count shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present on the matter for purposes of determining the presence of a quorum. Neither abstentions nor broker non-votes have any effect on the outcome of the Proposals.

Only shareholders of record on December 1, 2014 (the record date) are entitled to notice of and to vote at the Special Meeting. Pursuant to the Trust’s Declaration of Trust and By-Laws, one-third of the outstanding shares entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business at the Special Meeting.

Vote Required

Approval of Proposal One requires the affirmative vote of the lesser of: (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting; or (ii) a majority of the shares entitled to vote.

Approval of Proposal Two requires the affirmative vote, when a quorum is present at a meeting, of a majority of shares entitled to vote.

Shareholders of the Mid Cap Fund are entitled to one vote for each share held. Fractional shares are entitled to proportional voting rights.

Other Business

The Trustees know of no other business to be brought before the Special Meeting. However, if any other matters properly come before the Special Meeting, they intend that proxies that do not contain specific restrictions to the contrary be voted on such matters in accordance with the judgment of the persons named in the proxy card. The Trust does not have annual meetings and, as such, does not have a policy relating to the attendance by the Trustees at shareholder meetings.

Revocation of Proxies

Proxies may be revoked at any time before they are voted either (i) by a written revocation delivered to the Trust, (ii) by a properly executed later-dated proxy received by the Trust, (iii) by an in-person vote at the Special Meeting, or (iv) by written notice of death or incapacity of the maker of the proxy received by the Trust before the vote pursuant to the proxy is counted. Attendance at the Special Meeting will not in and of itself revoke a proxy. Shareholders may revoke a proxy as often as they wish before the Special Meeting. Only the latest dated, properly executed proxy card received prior to or at the Special Meeting will be counted.

Shareholder Proposals

Any shareholder proposals to be included in the proxy statement for the Trust’s next meeting of shareholders must be received by the Trust within a reasonable period of time before the Trust begins to print and send its proxy materials.

Adjournment

If a quorum is not present or represented at the Special Meeting, or if a quorum is present but sufficient votes to approve the Proposals are not received, or if other matters arise that require shareholder attention, the persons named as proxy agents, the Chairperson of the meeting, or other Trust officers present at the Special Meeting may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of one-third of those shares present at the Special Meeting or represented by proxy. The persons named as proxies will vote those proxies that are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors. At such adjourned meeting at which a quorum shall be present or represented, any business may be transacted that might have been transacted at the meeting as originally notified.

Annual and Semi-Annual Reports

The most recent annual and semi-annual reports to shareholders of the Funds (when available) will be provided to shareholders at no cost. To request a report, please call us toll-free at (877) 670-2227 or write to us at 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208.

Proxy Solicitation Costs

The costs of solicitation of proxies and expenses incurred in connection with the preparation of proxy materials are being borne 90% by the Funds and 10% by the Adviser. In addition to soliciting proxies by mail, the Trustees and employees of the Trust may solicit proxies in person or by telephone. The Trust has engaged AST Fund Solutions to provide shareholder meeting services, including the distribution of this Proxy Statement/Prospectus and related materials to shareholders as well as vote tabulation. The costs of these services are expected be approximately $            . By voting immediately, you can help the Trust avoid the additional expense of a second proxy solicitation.

Only one copy of this Proxy Statement may be mailed to a shareholder holding shares in multiple accounts within the Fund. Additionally, unless the Trust has received contrary instructions, only one copy of this Proxy Statement will be mailed to a given address where two or more shareholders share that address. Additional copies of the Proxy Statement will be delivered promptly upon request. Requests may be sent to AST Fund Solutions, 1200 Wall Street West, Lyndhurst, NJ 07071 or made by telephone by calling xxx-xxx-xxxx.

Outstanding Shares

The shares outstanding of the Mid Cap Fund as of December 1, 2014 are:             .

Security Ownership of Certain Beneficial Owners and Management

[Unless otherwise noted below, as of the Record Date, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the Class A and Institutional Class Shares of the Mid Cap Fund.]

[As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Mid Cap Fund:]

Name and Address of Owner	Fund/Class	Number of Shares	Percentage Ownership

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains other information about the Funds.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 19th day of November , 2014, by and among Valued Advisers Trust (the “Trust”), a Delaware statutory trust with its principal place of business at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 on behalf of its series, Cloud Capital Strategic Large Cap Fund (the “Acquiring Fund”), the Trust, on behalf of its series, Cloud Capital Strategic Mid Cap Fund (the “Acquired Fund”), and Cloud Capital LLC (the “Adviser”), a Delaware limited liability company with its principal place of business at 5314 South Yale, Suite 606, Tulsa, OK 74135 in regards to Sections 4.3 and 9.2 of the Agreement.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Institutional Class voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Acquiring Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Fund are in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Class A and Institutional Class Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to its Class A and Institutional Class shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1. In addition, as soon as is reasonably practicable after the Closing, the Acquired Fund will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of each class of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”). The aggregate net asset value of Class A and Institutional Class Acquiring Fund Shares to be so credited to shareholders of Class A and Institutional Class shares of the Acquired Fund shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class A and Institutional Class Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A and Institutional Class shares of the Acquired Fund will represent a number of shares of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A and Institutional Class Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2. The net asset value of Class A and Institutional Class Acquiring Fund Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3. The number of the Class A and Institutional Class Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A and Institutional Class shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Fund Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Fund’s respective independent registered public accounting firm.

3. CLOSING AND CLOSING DATE

3.1. The Closing Date shall be January 19, 2015 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2. The Acquired Fund shall direct the to FOLIOfn Investments, Inc., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Acquired Fund shall direct Huntington Asset Services, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders and the number and percentage ownership of outstanding Class A and Institutional Class shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Trust as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2014, have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, and are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since May 31, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o) The information to be furnished by the Trust, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2014, have been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, and in all materials respects, the financial condition of the Acquiring Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i) Since May 31, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Fund, as provided in paragraph 3.3. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n) The Class A and Institutional Class Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o) The information to be furnished by the Trust, on behalf of the Acquiring Fund, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials with respect to the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Fund Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Fund will, within a commercially reasonable amount of time, inform the Acquired Fund.

4.3. Representations of Cloud Capital, LLC. Cloud Capital, LLC will put into place, or arrange to put into place, expense limitations with respect to the Acquiring Fund that will limited the total operating expenses of the Fund to 1.40% for each of Class A and Institutional Class Shares (exclusive of brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, and indirect expenses (such as “Acquired Fund Fees and Expenses”)) through September 30, 2016.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Fund covenants that the Class A and Institutional Class Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A and Institutional Class Acquiring Fund Shares received at the Closing.

5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund shall have delivered to the Trust, on behalf of the Acquiring Fund, a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund shall have delivered to the Trust, on behalf of the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to The Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund, nor the Trust, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of The Law Offices of John H. Lively & Associates, Inc. addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by The Law Offices of John H. Lively & Associates, Inc. of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES

9.1. The Trust represents and warrants on behalf of the Acquiring Fund and the Acquired Fund that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The expenses of the Reorganization will be paid 90% by the Funds and 10% by the Adviser. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before January             , 2015, unless such date is extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A and Institutional Class Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Valued Advisers Trust

2960 N. Meridian Street

Suite 300

Indianapolis, Indiana 46208

Attn:

Cloud Capital, LLC

5314 South Yale, Suite 606

Tulsa, Oklahoma 74135

Attn: Randall R. Cloud

With a copy to:

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Suite 310

Leawood, Kansas 66211

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Fund or the corporate property of the Acquiring Fund, as the case may be, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

By:	Valued Advisers Trust on behalf of the Cloud Capital Strategic Mid Cap Fund
Name:
[insert title]

Valued Advisers Trust on behalf of the Cloud Capital Strategic Large Cap Fund
Name:
[insert title]

Cloud Capital, LLC (in regards to Sections 4.3 and 9.2 only)
Name:
[insert title]

APPENDIX B

ADDITIONAL INFORMATION REGARDING THE LARGE CAP FUND

HOW TO BUY SHARES

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $5,000 for Class A Shares and $1,000 for Institutional Class Shares of all account types. The Adviser may, in its sole discretion, waive these minimums for accounts participating in an automatic investment program and in certain other circumstances. The Funds may waive or lower investment minimums for investors who invest in a Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. The financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail:	Overnight:

Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds [Insert name of specific Fund(s)] c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Funds by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 670-2227 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services Inc., the Funds’ transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds and their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, or automatic investment. Each additional mail purchase request must contain:

1.	Your name

2.	The name on your account(s)

3.	Your account number(s)

4.	A check made payable to the specific Cloud Capital Fund in which you want to invest

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 670-2227 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of a Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pension plans (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Shareholder Services at (877) 670-2227 for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Funds from the IRA unless you pay the fees directly to the IRA custodian. Call Shareholder Services about the IRA custodial fees at (877) 670-2227.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows Class A Shares of the Fund to pay distribution fees for the sale and distribution of its shares and allows the Funds to pay for services provided to Fund shareholders (the 12b-1 Plan”). The 12b-1 Plan allows shareholders of the Funds to pay annual 12b-1 expenses of 0.40%. Over time, 12b-1 fees will increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of each Fund’s assets on an on-going basis.

Class A Shares – Sales Charges

Class A Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales charge as shown in the table below. Certain persons may be entitled to purchase shares of the Funds without paying a sales commission. See “Purchases Without a Sales Charge.” The table below also shows the portion of the sales charge that may be reallowed to the broker-dealer or financial intermediary through whom you purchased your shares.

Amount of Investment	Sales Charge as a % of:		Dealer Reallowance As % of Public Offering Price
	Public Offering Price	Net Amount Invested
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	None

Class A Shares – Right of Accumulation

Any “purchaser” (as defined below) may buy Class A shares of the Fund at a reduced sales charge by aggregating the dollar amount of the new purchase and the total net asset value of all shares of the Fund then held by the purchaser and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

For purposes of determining the applicable sales charge discount, a “purchaser” includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administrator, or a single dealer, or by other means which result in economy of sales effort or expense.

Class A Shares – Letter of Intent

A Letter of Intent (the “LOI”) for amounts of $50,000 in Class A shares or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of an LOI, the “Amount of Investment” as referred to in the preceding sales charge table includes all purchases of shares of a Fund over the 13-month period based on the total amount of intended purchases plus the value of all shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of an LOI. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. The LOI imposes no obligation to purchase or sell additional shares and provides for a price adjustment depending upon the actual amount purchased within such period. The LOI provides that the first purchase following execution of the LOI must be at least 5% of the amount of the intended overall purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the LOI are less than the intended amount and thereby qualify for a higher sales charge than actually paid, the appropriate number of escrowed shares is redeemed and the proceeds are used towards satisfaction of the obligation to pay the increased sales charge. If a redemption order is received for an account prior to the satisfaction of the LOI, any shares not held in escrow will be redeemed first. Shares held in escrow will then be redeemed and a portion of the proceeds will be used to satisfy the obligation to pay the higher sales charge. Please contact the Funds’ transfer agent to obtain an LOI application at (877) 670-2227.

Class A Shares – Shareholder’s Responsibility With Respect to Breakpoint Discounts

In order to obtain any of the sales charge discounts set forth above, you must inform your financial adviser of the existence of any eligible amounts under any Rights of Accumulation or LOI, in accounts held by family members at the time of purchase. You must inform your financial adviser of all shares of the Funds held (i) in your account(s) at the financial adviser, (ii) in your account(s) by another financial intermediary, and (iii) in any other accounts held at any financial intermediary belonging to family members. IF YOU FAIL TO INFORM YOUR FINANCIAL ADVISER OR THE FUNDS OF ALL ELIGIBLE HOLDINGS OR PLANNED PURCHASES, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU WOULD OTHERWISE BE ENTITLED. The Funds will require the names and account numbers of all accounts claimed in connection with a request for a sales charge discount. You may also be required to provide verification of holdings (such as account statements and/or copies of documents that reflect the original purchase cost of your holdings) that qualify you for a sales charge reduction. As such, it is very important that you retain all records that may be needed to substantiate an original purchase price of your holdings, as the Funds, their transfer agent, and financial intermediaries may not maintain this information.

Class A Shares – Purchases Without a Sales Charge

The persons described below may purchase and redeem Class A shares of the Fund without paying a sales charge. In order to purchase shares without paying a sales charge, you must notify the Funds’ transfer agent as to which of the conditions apply.

•	Trustees, directors, officers and employees of the Funds or other funds advised by the Adviser, the Adviser and other service providers of the Funds, including employees and members of the immediate family of such individuals and employee benefit plans of such entities;

•	Broker-dealers with selling agreements with the Funds’ distributor or otherwise entitled to be compensated under the Funds’ 12b-1 Plan (and employees, their immediate family members and employee benefit plans of such entities);

•	Registered representatives (and their immediate family members) of broker-dealers with selling agreements with the Funds’ distributor;

•	Tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Funds;

•	Financial planners, registered investment advisers, bank trust departments and other financial intermediaries with service agreements with the Funds’ distributor (and employees, their immediate family members and employee benefit plans of such entities);

•	Clients (who pay a fee to the relevant administrator or financial intermediary) of administrators of tax-qualified plans, financial planners, registered investment advisers, bank trust departments and other financial intermediaries, provided the administrator or financial intermediary has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients of the Adviser who were not introduced to the Adviser by a financial intermediary and, prior to the effective date of the Funds, executed investment management agreements with the Adviser;

•	Separate accounts of insurance companies, provided the insurance company has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Participants in wrap account programs, provided the broker-dealer, registered investment adviser or bank offering the program has an agreement with the Funds’ distributor or the Funds for this purpose;

•	Clients solicited by employees of the Adviser and who were not otherwise introduced to the Funds or the Adviser by a financial intermediary within one year of the purchase.

In addition, shares of the Funds may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement or have made special arrangements with the Funds’ distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Funds for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to, or different from, those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Funds through a processing organization should read materials provided by the processing organization in conjunction with this prospectus.

Class A Shares – Contingent Deferred Sales Charge and Dealer Re-allowance

There is no initial sales charge on purchases of shares of $1 million or more, or purchases by qualified retirement plans with at least 200 employees, however, a contingent deferred sales charge (“CDSC”) of 1% will be imposed if such shares are redeemed within eighteen months of their purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. The Funds’ distributor receives the entire amount of any CDSC you pay. See the Statement of Additional Information (“SAI”) for additional information about the CDSC.

Except as stated below, the dealer of record receives commissions on sales of $1 million or more based on an investor’s cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $4 million and 0.25% thereafter.

On sales to qualified retirement plans for which no sales charge was paid because the plan had at least 200 eligible employees, the dealer of record receives commissions during each one-year measuring period, determined as described above, at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, 0.50% of the next $16 million and 0.25% thereafter.

Under certain circumstances, the Funds’ distributor may change the re-allowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Funds’ distributor retains the entire sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

Website Disclosure

The Funds do not currently maintain a website.

Other Purchase Information

The Funds may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks should be made payable to a Fund. The Funds and their transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted. In such cases, a fifteen (15) calendar day hold will be applied to the funds, (which means that you may not receive payment for your redeemed shares until the holding period has expired).

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Exchange Shares

You may exchange your shares of one Cloud Capital Fund for shares of the same class of another Cloud Capital Fund. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. You may call Shareholder Services at (877) 670-2227 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed in the “How to Buy Shares” section. Requests for exchanges received prior to close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will be processed based on the next determined net asset value (“NAV”) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. It is your responsibility to obtain and read the prospectus of the Fund in which shares are being purchased before you make an exchange. The Funds reserve the right to terminate or modify the exchange privilege at any time.

HOW TO REDEEM SHARES

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. If you redeem your shares through a broker/dealer or other financial institution, you may be charged a fee by that institution. You should consult with your broker-dealer or other financial institution for more information on these fees.

By Mail. You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Overnight:

Cloud Capital Funds c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110	Cloud Capital Funds c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account names, the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in good order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. All documentation requiring a signature guarantee must utilize a New Technology Medallion Stamp. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 670-2227 if you have questions. At the discretion of the Fund or its transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

By Telephone. You may redeem any part of your account (up to $25,000) in a Fund by calling Shareholder Services at (877) 670-2227. You must first complete the optional Telephone Redemption section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Funds and their transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or their transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

By Wire. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

Redemptions in Kind

The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Frequent Purchases and Redemptions

Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board of Trustees has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board of Trustees of the Funds does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds (i.e., typically domestic securities of large capitalization issuers). The Funds may modify any terms or conditions of purchase of shares or withdraw all or any part of the offering made by this prospectus. Although the Trustees do not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (877) 670-2227. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates. You may be assessed a fee if a Fund incurs bank charges because you request that the Fund re-issue a redemption check.

Redemption proceeds sent via check by a Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because each Fund incurs certain fixed costs in maintaining shareholder accounts, a Fund may redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund also are subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without obtaining shareholder approval. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Administrative and Processing Support Payments. The Funds may pay certain financial intermediaries that provide certain administrative services to shareholders who invest in the Institutional Class shares of the Funds, including record keeping and sub-accounting shareholder accounts. Each Fund is authorized to pay up to 0.25% of average annual assets. The payments may also be made to certain financial intermediaries in connection with client account maintenance support, statement preparation and transaction processing. The types of payments under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking or other recordkeeping fees, or one-time payments for ancillary services such as setting up the Funds on a financial intermediary’s trading systems.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on a Fund’s net asset value per share (“NAV”). A Fund’s NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). A Fund’s NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form. In the event a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The Funds’ assets generally are valued at their market value. If market prices are not readily available (including when they are not reliable), or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the values, assets may be valued at a fair value, pursuant to guidelines established by the Board of Trustees. For example, a Fund may be obligated to fair value a foreign security because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. When pricing securities using the fair value guidelines established by the Board of Trustees, a Fund (with the assistance of its service providers) seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. In this regard, the Adviser, pursuant to the terms of the investment advisory agreement with each Fund, has agreed to provide the Funds pricing information that the Adviser reasonably believes may assist in the determination of fair value consistent with requirements under the 1940 Act and the Funds’ valuation procedures.

Notwithstanding the foregoing, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by a Fund at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that a Fund’s fair value methodology is inappropriate. A Fund will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available. Each Fund (and its service providers) continually monitors and evaluates the appropriateness of its fair value methodologies through systematic comparisons of fair values to the actual next available market prices of securities contained in the Fund’s portfolio. To the extent a Fund invests in other mutual funds, the Fund’s NAV is calculated based, in part, upon the net asset values of such mutual funds; the prospectuses for those mutual funds in which the Fund will invest describe the circumstances under which those mutual funds will use fair value pricing, which, in turn, affects their net asset values.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of income and net realized capital gains. Each Fund declares and pays dividends at least annually. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described below.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. A Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividend and capital gain distribution checks are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividend and capital gain distribution checks issued by a Fund that are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to risk of loss like any other investment in the Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds’ shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the federal income tax provisions regarding the taxation of a Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, and local tax consequences to them of investing in a Fund.

The Funds expect to distribute substantially all of their net investment income and net realized gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

The Funds may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit with respect to foreign taxes withheld.

Taxable distributions paid by the Funds to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Funds as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Funds may be required to withhold U.S federal income tax (presently at the rate of twenty-eight percent (28%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Form 1099-B when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Each Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Each Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Each Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

APPENDIX C

Cloud Capital Strategic Large Cap Fund

Financial Highlights

(For a share outstanding during each period)

	For the year ended May 31, 2014	For the year ended May 31, 2013	For the period ended May 31, 2012	(a)
Institutional Class:
Selected Per Share Data:
Net asset value, beginning of period	$17.00	$14.46	$15.00

Income from investment operations:
Net investment income	0.14	0.13	0.07
Net realized and unrealized gain (loss) on investments	3.21	3.54	(0.54)	(b)

Total from investment operations	3.35	3.67	(0.47)

Less distributions to shareholders:
From net investment income	(0.08)	(0.14)	(0.04)
From net realized gains	(1.72)	(0.99)	(0.03)

Total distributions	(1.80)	(1.13)	(0.07)

Net asset value, end of period	$18.55	$17.00	$14.46

Total Return (c)	20.81%	26.51%	(3.12)%	(d)
Ratios and Supplemental Data:
Net assets, end of period (000)	$24,388	$46,746	$38,550
Ratio of expenses to average net assets	1.23%	1.40%	1.40%	(e)
Ratio of expenses to average net assets before waiver and recoupment	1.15%	1.27%	1.90%	(e)
Ratio of net investment income to average net assets	0.59%	0.78%	0.53%	(e)
Ratio of net investment income to average net assets before waiver and recoupment	0.67%	0.91%	0.03%	(e)
Portfolio turnover rate	90.14%	72.66%	163.38%	(d)

(a)	For the period June 29, 2011 (commencement of operations) to May 31, 2012.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized
(e)	Annualized

C-1

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE LARGE CAP FUND

Set forth below is an excerpt from the Large Cap Fund’s annual report dated May 31, 2014.

Management’s Discussion of Fund Performance

We welcome and thank all new and existing shareholders of the Cloud Capital mutual funds.

In the fiscal year ended May 31, 2014, both the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”) and the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) experienced strong growth. The Large Cap Fund gained 20.8%, ahead of S&P 500® Index total return by 0.4% and ahead of its peer group by 1.7%. The Mid Cap Fund gained 16.7% for the year, short of the S&P MidCap 400® Index total return by 1.4%. The expenses of operating the Mid Cap Fund were responsible for much of the lag against the benchmark’s performance.

The Funds endured a terrible start, opening into a 20% market correction, but have largely managed to overcome that. The Large Cap Fund is within 20 bps of its benchmark over the last two years, and ranks in the top quartile of the Large Blend peer group for the trailing twelve months. The Mid Cap Fund has been slower to recover, but is beginning to catch up to its benchmark and peer group.

The U.S. market has extended its bull run for over five years now, setting new historical highs regularly over the past year, despite slow growth in the overall economy. While portfolios grow, we at Cloud Capital LLC (“Cloud Capital”) can’t help but remember the beginning of 2007, when disparities between the stock market and the economy were growing and were largely ignored. While we want to continue to enjoy the fruits of the market rally as long as possible, it is also important to us to have our shareholders’ assets in a position of safety when the rally concludes.

The Funds are now operating at a lower gross expense ratio with the waiver of a management fee, which should bolster performance even more going forward.

In the Large Cap Fund, the stock selections within the portfolio were very successful over the past year, with the Large Cap Fund outperforming the benchmark in all ten GICS Sectors. The sector-neutral approach employed in the Fund also enhanced performance, winning seven of ten sectors versus the benchmark.

During that same period, the Mid Cap Fund found greater success in the sector-neutral strategy, with eight of ten GICS sectors besting the benchmark allocation. All ten sectors gained at least 13.8% over the fiscal year, led by the Health Care sector with 25.3%. Cash drag had a greater effect on the Mid Cap Fund than the Large Cap Fund during this period, and hindered performance against the index, which doesn’t have to concern itself with liquidity or operating expenses.

2

Although the market appears to be resuming historical cyclical growth, the truth is the after-effects of continued stimulus that have flowed into the market over the past several years are still unclear. The core strategy of the Funds, which has historically outperformed the benchmark 76% of the time over rolling one-year periods, would benefit greatly from a return to the good old days. However, we are vigilant for unforeseen consequences of artificially driving the markets through stimulus, and especially the effects of withdrawing that support, as will have to eventually happen.

Again, we thank our shareholders for their continued confidence in Cloud Capital LLC, and with another fiscal year behind us, we look forward to many more years of serving them.

Sincerely,

Randy Cloud

Cloud Capital LLC, President

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Cloud Capital Strategic Large Cap Fund

Investment Results - (Unaudited)

Total Returns *

(For the periods ended May 31, 2014)

		Average Annual Returns
	One Year	Since Inception (June 29, 2011)
Cloud Capital Strategic Large Cap Fund - Institutional Class	20.81%	14.35%
S&P 500® Index**	20.45%	16.96%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated February 26, 2014, were 1.41% of average daily net assets (0.91% after fee waivers/expense reimbursements by Cloud Capital LLC (the Adviser)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Large Cap Fund effective February 1, 2014 through September 30, 2015, so that Total Annual Fund Operating Expenses does not exceed 1.40%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-l, and indirect expenses (such as “Acquired Fund Fees and Expenses”). The Adviser shall not be entitled to reimbursement for any advisory fees waived for the period February 1, 2014 through September 30, 2015. However, for the periods prior to this, the Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to prior expense limitation agreements provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-670-2227.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-670-2227. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

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The chart above assumes an initial investment of $1,000,000 made on June 29, 2011 (commencement of Fund operations) and held through May 31, 2014. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-670-2227. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

5

FUND HOLDINGS - (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Cloud Capital Strategic Large Cap Fund is to consistently deliver excess returns relative to the S&P 500® Index over three- to five- year time horizons.

6

AVAILABILITY OF PORTFOLIO SCHEDULE - (Unaudited)

The Funds file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington. DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES - (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

ABOUT THE FUNDS’ EXPENSES - (Unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cloud Capital Strategic Large Cap Fund – Institutional Class	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period Ended May 31, 2014*
Actual	$1,000.00	$1,085.50	$5.08
Hypothetical **	$1,000.00	$1,020.06	$4.92

*	Expenses are equal to the Cloud Capital Strategic Large Cap Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/365.
**	Assumes a 5% return before expenses.

8

APPENDIX E

VALUED ADVISERS TRUST

EXPENSE LIMITATION AND FEE WAIVER AGREEMENT

THIS AGREEMENT is made and entered into effective as of                     , 2014 by and between Valued Advisers Trust, a Delaware statutory trust (the “Trust”), on behalf of the Cloud Capital Strategic All Cap Fund (formerly the Cloud Capital Large Cap Fund) as set forth on Schedule A (the “Fund”), and Cloud Capital, LLC (the “Adviser”), a Delaware limited liability company.

WHEREAS, the Trust is a Delaware statutory trust organized under the Certificate of Trust (“Trust Instrument”), dated June 13, 2008, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company of the series type; and

WHEREAS, the Trust, on behalf of the Fund, and the Adviser have entered into an Investment Advisory Agreement dated June 8, 2011 (“Advisory Agreement”), which has been renewed from time to time and pursuant to which the Adviser provides investment advisory services to the Fund for compensation based on the value of the average daily net assets of the Fund (the “Advisory Fee”); and

WHEREAS, the Fund and the Adviser have determined that it is appropriate and in the best interests of the Fund and its shareholders to limit the expenses of the Fund, and, therefore, have entered into this Agreement, in order to maintain the Fund’s expense ratios within the Operating Expense Limit, as defined below;

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the receipt and sufficiency of which is hereby acknowledged, the parties hereto agree as follows:

1.	FEE WAIVER. The Adviser shall reduce its Advisory Fee in whole for the entire term of this Agreement

2.	EXPENSE LIMITATION.

(a)	Applicable Expense Limit. After the waiver of the Advisory Fee pursuant to Paragraph 1 of this Agreement and to the extent that the aggregate expenses of every other character (but excluding (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, and (vii) expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act), incurred by the Fund in any fiscal year (“Fund Operating Expenses”), that exceed the Operating Expense Limit, as defined in Section 2(b) below, such excess amount (the “Excess Amount”) shall be the liability of the Adviser. In determining the Fund Operating Expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/service arrangements shall be added to the aggregate expenses so as not to benefit the Adviser. Additionally, fees reimbursed to the Fund relating to brokerage/services arrangements shall not be taken into account in determining the Fund Operating Expenses so as to benefit the Adviser. Finally, the Operating Expense Limit described in this Agreement excludes any “acquired fund fees and expenses” as that term is described in the prospectus of the Fund.

3

(b)	Operating Expense Limit. The Fund’s maximum operating expense limits (each an “Operating Expense Limit”) in any year shall be that percentage of the average daily net assets of the Fund as set forth on Schedule A attached hereto and incorporated by this reference.

(c)	Method of Computation. To determine the Adviser’s liability with respect to the Excess Amount, each month the Fund Operating Expenses for the Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses for any month exceeds the Operating Expense Limit of the Fund, the Adviser shall remit to the Fund an amount that, together with the waived or reduced investment advisory fee, is sufficient to pay such Excess Amount.

(d)	Year-End/Period Adjustment. If necessary, on or before the last day of the first month of each fiscal year and/or other period, an adjustment payment shall be made by the appropriate party in order that the amount of the payments remitted by the Adviser to the Fund with respect to the previous fiscal year and/or other period shall equal the Excess Amount.

3.	REIMBURSEMENT OF FEE WAIVERS AND EXPENSE REIMBURSEMENTS.

(a)	Reimbursement. If in any fiscal year and/or other period in which the Advisory Agreement is still in effect, the estimated aggregate Fund Operating Expenses of a Fund for that fiscal year and/or other period are less than the Operating Expense Limit for that fiscal year and/or other period, the Adviser may be entitled to reimbursement by such Fund, in whole or in part as provided below, of the fees or expenses waived or reduced by the Adviser and other payments remitted by the Adviser to such Fund pursuant to Section 2 hereof during previous fiscal years and/or other periods. Notwithstanding the foregoing, the Adviser shall not be entitled to Advisory Fees waived for the period February 1, 2014 through September 30, 2016 (the “Excluded Period”). The total amount of reimbursement to which the Adviser may be entitled (“Reimbursement Amount”) shall equal, at any time, the sum of all Advisory Fees previously waived or reduced by the Adviser (other than Advisory Fees waived during the Excluded Period) and all other payments remitted by the Adviser to the Fund pursuant to Section 2 hereof, during any of the previous three (3) fiscal years and/or other periods, less any reimbursement previously paid by such Fund to the Adviser pursuant to this Section 3, with respect to such waivers, reductions, and payments. The Reimbursement Amount shall not include any additional charges or fees whatsoever, including, for example, interest accruable on the Reimbursement Amount. Pursuant to the terms of a reorganization of the Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”) into the Fund, the Reimbursement Amount shall include eligible advisory fees waived and expenses reimbursed, which had not previously been recouped by the Adviser with respect to the Mid Cap Fund as of January 19, 2015, the date at which that Fund was reorganized into the Cloud Capital Strategic Large Cap Fund. Such amount eligible for recoupment was approved by shareholders of each of the Mid Cap Fund and the Fund at separate shareholder meetings held on January 14, 2015.

(b)

Method of Computation. To determine a Fund’s accrual, if any, to reimburse the Adviser for the Reimbursement Amount, each month the Fund Operating Expenses of the Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses of the Fund for any month are less than the Operating Expense Limit of such Fund, such Fund, shall accrue into its net asset value an amount payable to the Adviser

4

sufficient to increase the annualized Fund Operating Expenses of that Fund to an amount no greater than the Operating Expense Limit of that Fund, provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount. For accounting purposes, when the annualized Fund Operating Expenses of a Fund are below the Operating Expense Limit, a liability will be accrued daily for these amounts.

(c)	Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year and/or other period, an adjustment payment shall be made by the appropriate party in order that the actual Fund Operating Expenses of a Fund for the prior fiscal year and/or other period (including any reimbursement payments hereunder with respect to such fiscal year and/or other period) do not exceed the Operating Expense Limit.

(d)	Limitation of Liability. The Adviser shall look only to the assets of the Fund for which it waived or reduced fees or remitted payments for reimbursement under this Agreement and for payment of any claim hereunder, and neither the Funds, nor any of the Trust’s trustees, officers, employees, agents, or shareholders, whether past, present or future shall be personally liable therefor.

4.	TERM, MODIFICATION AND TERMINATION OF AGREEMENT.

This Agreement with respect to the Fund shall continue in effect until the expiration date set forth on Schedule A (the “Expiration Date”). With regard to the Operating Expense Limits, the Trust’s Board of Trustees and the Adviser may terminate or modify this Agreement prior to the Expiration Date only by mutual written consent. This Agreement shall terminate automatically upon the termination of the Advisory Agreement; provided, however, that the obligation of the Trust to reimburse the Adviser with respect to a Fund shall survive the termination of this Agreement unless the Trust and the Adviser agree otherwise.

5.	MISCELLANEOUS.

(a)	Captions. The captions in this Agreement are included for convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

(b)	Interpretation. Nothing herein contained shall be deemed to require the Trust or the Fund to take any action contrary to the Trust’s Declaration of Trust or Bylaws, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Trust’s Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust or the Fund.

(c)	Definitions. Any question of interpretation of any term or provision of this Agreement, including but not limited to the investment advisory fee, the computations of net asset values, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the Advisory Agreement or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act.

Signature Page to Follow

5

IN WITNESS WHEREOF, the parties have caused this Agreement to be signed by their respective officers thereunto duly authorized as of the day and year first above written.

VALUED ADVISERS TRUST

Signature

Title

CLOUD CAPITAL, LLC

Signature

Title

6

Schedule A

to the

Expense Limitation and Fee Waiver Agreement

between

Valued Advisers Trust (the “Trust”)

and

Cloud Capital, LLC (the “Adviser”)

Dated as of             , 2014

Fund	Operating Expense Limit	Effective Date	Expiration Date
Cloud Capital Strategic All Cap Fund (previously the Cloud Capital Strategic Large Cap Fund)	1.40%	February 1, 2014	September 30, 2016

D-1

PROXY CARD

Valued Advisers Trust

Cloud Capital Strategic Mid Cap Fund

Proxy for a meeting of shareholders to be held on January 14, 2015

The undersigned hereby appoints R. Jeffrey Young and Carol J. Highsmith as Proxy of the undersigned, with full power of substitution, and hereby authorizes either of them to vote on behalf of the undersigned all shares of the Fund listed on the following page that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at 9:00 a.m., Eastern Time, on January 14, 2015 at the offices of Valued Advisers Trust at 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208 and at any postponements or adjournments thereof, as fully as the undersigned would be entitled to vote if personally present. This proxy will be governed by and construed in accordance with the laws of the State of Delaware and applicable federal securities laws. The execution of this proxy is not intended to, and does not, revoke any prior proxies or powers of attorney other than the revocation, in accordance with the laws of the State of Delaware and applicable federal securities laws, of any proxy previously granted specifically in connection with the voting of the shares subject hereto. This proxy may be revoked at any time prior to the exercise of the powers conferred thereby.

This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR the proposal. In his discretion, the Proxy is authorized to vote upon such other matters as may properly come before the meeting.

Please record your voting instructions on this card, sign it below, and return it promptly in the envelope provided. Your vote is important.

Dated

Signature(s) (Title(s), if applicable):	(Sign in the Box)

Please sign your name exactly as it appears on this card. If you are a joint owner, any one of you may sign. When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer’s office. If you are a partner, sign in the partnership name.

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

DEAR SHAREHOLDER:

Your vote is important. Please help us to eliminate the expense of follow-up mailings by signing and returning this proxy card. A postage-paid envelope is enclosed for your convenience. Please refer to the back of the proxy card for additional information regarding the proposal.

Please fill in a box as shown using black or blue ink or number 2 pencil.  ☒

PLEASE DO NOT USE FINE POINT PENS.

1. To approve an Agreement and Plan of Reorganization by and between the Mid Cap Fund and the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund”), providing for the reorganization of the Mid Cap Fund with and into the Large Cap Fund (the “Reorganization”).	FOR ☐	AGAINST ☐

2. To approve the ability of Cloud Capital, LLC, the investment adviser to each Fund, to seek reimbursement of fees waived for, and/or expenses reimbursed to, the Mid Cap Fund from the Large Cap Fund following the Reorganization.	☐	☐

3. To transact such other business as may properly come before the Special Meeting and any postponement or adjournment thereof.

PART B

Valued Advisers Trust

Statement of Additional Information

December     , 2014

Acquisition of the Assets of:	By and in Exchange for Shares of Beneficial Interest of:

Cloud Capital Strategic Mid Cap Fund (A series of Valued Advisers Trust) 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 877-670-2227	Cloud Capital Strategic Large Cap Fund (A series of Valued Advisers Trust) 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 877-670-2227

This Statement of Additional Information of Valued Advisers Trust (“SAI”) is available to the shareholders of Cloud Capital Strategic Mid Cap Fund (the “Mid Cap Fund”), a series of Valued Advisers Trust, in connection with a proposed transaction whereby all of the assets and liabilities of the Mid Cap Fund will be transferred to the Cloud Capital Strategic Large Cap Fund (the “Large Cap Fund,” together with the Mid Cap Fund, the “Funds,” each a “Fund”), a series of Valued Advisers Trust, in exchange for shares of the Large Cap Fund.

This SAI consists of: (i) this cover page; (ii) the accompanying pro forma financial statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The Statement of Additional Information for the Funds dated September 30, 2014, as filed September 29, 2014 (File No: 811-22208) (Accession Nbr. 0001193125-14-356182).

2.	The Financial Statements of the Funds included in the Annual Report dated May 31, 2014, as filed on August 6, 2014 (File No. 811-22208) (Accession Nbr. 0001193125-14-297719).

This SAI is not a prospectus. A Proxy Statement/Prospectus dated December     , 2014, relating to the Reorganization of the Mid Cap Fund may be obtained, without charge, by writing to Valued Advisers Trust at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 or calling 877-670-2227. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of the Mid Cap Fund will be transferred to the Large Cap Fund, in exchange for shares of the Large Cap Fund, shown below are financial statements for each Fund and Pro Forma Financial Statements for the combined Fund, assuming the Reorganization is consummated, as of May 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

Pro Forma Combined Statements of Assets and Liabilities

As of May 31, 2014

	Cloud Capital Strategic Mid Cap Fund	Cloud Capital Strategic Large Cap Fund	Pro Forma Adjustments		Pro Forma Combined
Assets:
Investments in securities, at cost	$19,222,176	$21,162,722	$—		$40,384,898

Investments in securities, at fair value	$23,109,222	$24,392,647	$—		$47,501,869
Receivable for investments sold	—	1,045	—		1,045
Receivable for fund shares sold	56	56	—		112
Dividends receivable	30,913	46,304	—		77,217
Receivable from Advisor	—	—	39,540	(a)	39,540
Tax reclaims receivable	—	209	—		209
Prepaid expenses	9,615	10,791	—		20,406

Total assets	23,149,806	24,451,052	39,540		47,640,398

Liabilities:
Cash Overdraft	60	60	—		120
Payable to Adviser	5,210	—	(5,210	)(a)	—
Payable for investments purchased	1,071	2,534	—		3,605
Payable for fund shares redeemed	7,999	10,691	—		18,690
Payable to administrator, fund accountant and transfer agent	15,727	15,821	—		31,548
Payable to custodian	1,359	1,712	—		3,071
Administrative servicing fees - Institutional Class	2,298	1,813	—		4,111
Other accrued expenses	27,707	30,277	44,750	(b)	102,734

Total Liabilities	61,431	62,908	39,540		163,879

Net Assets	$23,088,375	$24,388,144	$—		$47,476,519

Net Assets consist of:
Paid in capital	$18,519,398	$14,257,066	$—		$32,776,464
Accumulated net investment income (loss)	(13,128)	96,333			83,205
Accumulated net realized gain from investment transactions	695,059	6,804,820	—		7,499,879
Net unrealized appreciation on investments	3,887,046	3,229,925	—		7,116,971

Net Assets	$23,088,375	$24,388,144	$—		$47,476,519

Institutional Class:
Shares Oustanding (unlimited number of shares authorized, no par value)	1,347,063	1,314,777	(1,347,063	)(c)	1,314,777

Net Asset Value, Offering and Redemption Per Share	$17.14	$18.55			$36.11

(a)	Reduction in recoupment of previously waived Adviser fees resulting from costs related to merger.
(b)	Reflects costs related to the merger that are incurred by the Funds.
(c)	Reflects the conversion factor

Pro Forma Combined Statements of Operations

For the Year Ended May 31, 2014

	Cloud Capital Strategic Mid Cap Fund	Cloud Capital Strategic Large Cap Fund	Pro Forma Adjustments		Pro Forma Combined
Investment Income:
Dividend income (net of foreign taxes withheld of $46 and $272)	$352,852	$703,906	$—		$1,056,758
Interest income	148	255	—		403

Total investment income	353,000	704,161	—		1,057,161

Expenses:
Investment Adviser	124,737	196,052	—		320,789
Administrative Servicing - Institutional Class	14,725	36,809	—		51,534
Administration	38,996	38,996	(38,996	)(a)	38,996
Transfer agent	33,504	35,331	(20,000	)(a)	48,835
Fund accounting	25,000	25,000	(25,000	)(a)	25,000
Audit	27,000	27,000	(14,500	)(a), (c)	39,500
Legal	16,242	16,243	22,250	(a), (c)	54,735
Registration	13,515	16,333	(13,500	)(a)	16,348
Pricing	10,377	12,815	—		23,192
Custodian	12,662	16,964	—		29,626
Report Printing	16,428	16,643	(1,650	)(a), (c)	31,421
Trustee	4,732	4,732	(2,800	)(a)	6,664
Insurance	2,393	2,393	(600	)(a)	4,186
	—	—	—		—
	—	—	—		—
Miscellaneous	3,854	4,843	(2,350	)(a)	6,347

Total expenses	344,165	450,154	(97,146)		697,173

Recoupment of prior expenses waived/reimbursed by Adviser	43,773	76,941	144,865	(b)	265,579
Fees contractually waived by Adviser	(38,806)	(47,017)			(85,823)

Net expenses	349,132	480,078	47,719		876,929

Net investment income	3,868	224,083	(47,719)		180,232

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	4,137,279	10,781,671	—		14,918,950
Change in unrealized appreciation/depreciation of investments	(345,846)	(3,658,396)	—		(4,004,242)

Net realized and unrealized gain on investments and foreign currency transactions	3,791,433	7,123,275	—		10,914,708

Change in net assets resulting from operations	$3,795,301	$7,347,358	$(47,719)		$11,094,940

(a)	Decrease in expenses due to the elimination of duplicative expenses achieved by merging the funds.
(b)	Merger of the Funds and approval of the Advisor recoupment results in sufficient savings to allow for the recoupment of previously waived Adviser fees.
(c)	Includes estimated merger expenses.

Pro Forma Combined Portfolios of Investments

As of May 31, 2014

	Cloud Capital Strategic Mid Cap Fund		Cloud Capital Strategic Large Cap Fund		Pro Forma Combined
	Shares	Value	Shares	Value	Shares	Value
Common Stocks — 97.7%
Consumer Discretionary — 10.8%
Aaron’s, Inc.	1,369	$44,968	—	$—	1,369	$44,968
Advance Auto Parts, Inc.	333	41,309	—	—	333	41,309
Aeropostale, Inc. *	8,050	31,476	—	—	8,050	31,476
Amazon.com, Inc. *	—	—	104	32,426	104	32,426
AMC Networks, Inc., Class A *	614	38,014	—	—	614	38,014
American Eagle Outfitters, Inc.	3,516	37,723	—	—	3,516	37,723
ANN, Inc. *	1,036	40,250	—	—	1,036	40,250
Apollo Group, Inc., Class A *	1,419	38,017	—	—	1,419	38,017
Ascena Retail Group, Inc. *	2,350	39,228	—	—	2,350	39,228
AutoNation, Inc. *	—	—	591	33,794	591	33,794
AutoZone, Inc. *	—	—	59	31,226	59	31,226
Bally Technologies, Inc. *	631	37,215	—	—	631	37,215
Barnes & Noble, Inc. *	2,429	44,069	—	—	2,429	44,069
Bed Bath & Beyond, Inc. *	—	—	501	30,505	501	30,505
Best Buy Co., Inc.	—	—	1,196	33,069	1,196	33,069
Big Lots, Inc. *	1,035	43,928	—	—	1,035	43,928
Bob Evans Farms, Inc.	856	38,228	—	—	856	38,228
BorgWarner, Inc.	—	—	512	32,191	512	32,191
Brinker International, Inc.	816	40,509	—	—	816	40,509
Cabela’s, Inc., Class A *	619	37,924	—	—	619	37,924
Cablevision Systems Corp.	—	—	1,889	33,295	1,889	33,295
CarMax, Inc. *	—	—	722	31,975	722	31,975
Carnival Corp.	—	—	784	31,401	784	31,401
Carter’s, Inc.	551	39,753	—	—	551	39,753
CBS Corp., Class B	—	—	540	32,214	540	32,214
Cheesecake Factory, Inc./The	893	40,978	—	—	893	40,978
Chico’s FAS, Inc.	2,555	38,739	—	—	2,555	38,739
Chipotle Mexican Grill, Inc. *	—	—	64	34,785	64	34,785
Cinemark Holdings, Inc.	1,352	42,614	—	—	1,352	42,614
Coach, Inc.	—	—	692	28,174	692	28,174
Comcast Corp., Class A	—	—	604	31,514	604	31,514
CST Brands, Inc.	1,244	41,142	—	—	1,244	41,142
D.R. Horton, Inc.	—	—	1,392	32,954	1,392	32,954
Darden Restaurants, Inc.	—	—	629	31,525	629	31,525
Deckers Outdoor Corp. *	498	38,485	—	—	498	38,485
Delphi Automotive PLC	—	—	471	32,511	471	32,511
DeVry Education Group, Inc.	890	37,568	—	—	890	37,568
Dick’s Sporting Goods, Inc.	761	33,832	—	—	761	33,832
Dillard’s, Inc., Class A	3	338	—	—	3	338
DIRECTV, Class A *	—	—	407	33,584	407	33,584
Discovery Communications, Inc., Class A *	—	—	411	31,654	411	31,654
Dollar General Corp. *	—	—	550	29,600	550	29,600
Dollar Tree, Inc. *	—	—	600	31,817	600	31,817
Domino’s Pizza, Inc.	558	40,423	—	—	558	40,423
DreamWorks Animation SKG, Inc., Class A *	1,720	48,300	—	—	1,720	48,300
Expedia, Inc.	—	—	441	32,343	441	32,343
Family Dollar Stores, Inc.	—	—	532	31,158	532	31,158
Foot Locker, Inc.	873	42,069	—	—	873	42,069
Ford Motor Co.	—	—	1,947	32,017	1,947	32,017
Fossil Group, Inc. *	—	—	290	30,429	290	30,429
GameStop Corp., Class A	—	—	779	29,476	779	29,476
Gannett Co., Inc.	—	—	1,158	32,178	1,158	32,178
Gap, Inc./The	—	—	794	32,721	794	32,721
Garmin Ltd.	—	—	524	30,885	524	30,885
General Motors Co.	—	—	920	31,797	920	31,797
Gentex Corp.	1,381	39,926	—	—	1,381	39,926
Genuine Parts Co.	—	—	365	31,482	365	31,482
Goodyear Tire & Rubber Co./The	—	—	1,255	33,090	1,255	33,090
Graham Holdings Co.	—	—	47	31,720	47	31,720
Guess?, Inc.	1,504	38,347	—	—	1,504	38,347
H & R Block, Inc.	—	—	1,117	33,270	1,117	33,270
Hanesbrands, Inc.	492	41,712	—	—	492	41,712
Harley-Davidson, Inc.	—	—	426	30,383	426	30,383
Harman International Industries, Inc.	—	—	293	30,826	293	30,826
Hasbro, Inc.	—	—	575	30,869	575	30,869
Home Depot, Inc./The	—	—	392	31,449	392	31,449
HSN, Inc.	703	39,106	—	—	703	39,106
International Game Technology	—	—	2,553	32,037	2,553	32,037
International Speedway Corp., Class A	1,278	39,718	—	—	1,278	39,718
Interpublic Group of Cos., Inc./The	—	—	1,837	35,132	1,837	35,132
Jarden Corp. *	704	39,839	—	—	704	39,839
John Wiley & Sons, Inc., Class A	625	34,210	—	—	625	34,210
Johnson Controls, Inc.	—	—	710	34,339	710	34,339
KB Home	2,431	40,059	—	—	2,431	40,059
Kohl’s Corp.	—	—	572	31,144	572	31,144

L Brands, Inc. *	—	—	577	33,143	577	33,143
Lamar Advertising Co.	806	39,747	—	—	806	39,747
Leggett & Platt, Inc.	—	—	955	32,400	955	32,400
Lennar Corp., Class A	—	—	814	33,272	814	33,272
Life Time Fitness, Inc. *	834	44,343	—	—	834	44,343
LKQ Corp. *	1,401	38,866	—	—	1,401	38,866
Lowe’s Companies, Inc.	—	—	679	31,973	679	31,973
Macy’s, Inc.	—	—	542	32,441	542	32,441
Marriott International, Inc., Class A	—	—	546	33,641	546	33,641
Mattel, Inc.	—	—	806	31,295	806	31,295
Matthews International Corp., Class A	998	40,932	—	—	998	40,932
McDonalds Corp.	—	—	310	31,397	310	31,397
MDC Holdings, Inc.	1,460	41,782	—	—	1,460	41,782
Meredith Corp.	919	41,319	—	—	919	41,319
Michael Kors Holdings Ltd. *	—	—	345	32,559	345	32,559
Mohawk Industries, Inc. *	300	40,645	209	28,386	509	69,031
Netflix, Inc. *	—	—	99	41,394	99	41,394
New York Times Co./The, Class A	2,500	37,154	—	—	2,500	37,154
Newell Rubbermaid, Inc.	—	—	1,042	30,506	1,042	30,506
News Corp., Class A *	—	—	1,830	31,219	1,830	31,219
NIKE, Inc., Class B	—	—	430	33,044	430	33,044
Nordstrom, Inc.	—	—	510	34,724	510	34,724
NVR, Inc. *	37	41,418	—	—	37	41,418
Office Depot, Inc. *	9,832	50,340	—	—	9,832	50,340
Omnicom Group, Inc.	—	—	463	32,917	463	32,917
O’Reilly Automotive, Inc. *	—	—	209	30,963	209	30,963
Panera Bread Co., Class A *	261	40,070	—	—	261	40,070
PetSmart, Inc.	—	—	466	26,798	466	26,798
Polaris Industries, Inc.	303	39,045	—	—	303	39,045
Priceline.com, Inc. *	—	—	27	34,746	27	34,746
Pulte Group, Inc.	—	—	1,714	33,519	1,714	33,519
PVH Corp.	—	—	251	33,027	251	33,027
Ralph Lauren Corp.	—	—	207	31,822	207	31,822
Regis Corp.	3,136	43,158	—	—	3,136	43,158
Rent-A-Center, Inc.	1,388	38,814	—	—	1,388	38,814
Ross Stores, Inc.	—	—	459	31,395	459	31,395
Scholastic Corp.	1,253	39,936	—	—	1,253	39,936
Scientific Games Corp., Class A *	3,428	30,682	—	—	3,428	30,682
Scripps Networks Interactive, Inc., Class A	—	—	421	32,222	421	32,222
Service Corporation International	2,111	42,264	—	—	2,111	42,264
Signet Jewelers Ltd.	403	42,738	—	—	403	42,738
Sotheby’s	972	38,362	—	—	972	38,362
Staples, Inc.	—	—	2,518	28,331	2,518	28,331
Starbucks Corp.	—	—	447	32,715	447	32,715
Starwood Hotels & Resorts Worldwide, Inc.	—	—	414	33,070	414	33,070
Strayer Education, Inc. *	957	52,269	—	—	957	52,269
Target Corp.	—	—	508	28,817	508	28,817
Tempur Sealy International, Inc. *	809	44,459	—	—	809	44,459
Thor Industries, Inc.	662	39,732	—	—	662	39,732
Tiffany & Co.	—	—	356	35,425	356	35,425
Time Warner Cable, Inc., Class A	—	—	222	31,397	222	31,397
Time Warner, Inc.	—	—	487	34,007	487	34,007
TJX Cos., Inc./The	—	—	534	29,054	534	29,054
Toll Brothers, Inc. *	1,166	42,239	—	—	1,166	42,239
Tractor Supply Co.	600	39,039	—	—	600	39,039
TripAdvisor, Inc. *	—	—	394	38,323	394	38,323
Tupperware Brands Corp.	478	40,020	—	—	478	40,020
Twenty-First Century Fox, Inc. *	—	—	982	34,775	982	34,775
Under Armour, Inc., Class A *	833	42,318	—	—	833	42,318
Urban Outfitters, Inc. *	—	—	874	29,298	874	29,298
VF Corp.	—	—	512	32,277	512	32,277
Viacom, Inc., Class B	—	—	375	32,036	375	32,036
Walt Disney Co./The	—	—	395	33,216	395	33,216
Wendy’s Co./The	4,855	39,809	—	—	4,855	39,809
Whirlpool Corp.	—	—	206	29,526	206	29,526
Williams-Sonoma, Inc.	576	38,555	—	—	576	38,555
Wyndham Worldwide Corp.	—	—	440	32,511	440	32,511
Wynn Resorts Ltd.	—	—	156	33,515	156	33,515
Yum! Brands, Inc.	—	—	409	31,644	409	31,644

		2,460,071		2,667,699		5,127,770

Consumer Staples — 11.0%
Altria Group, Inc.	—	—	1,632	67,840	1,632	67,840
Archer-Daniels-Midland Co.	—	—	1,510	67,882	1,510	67,882
Avon Products, Inc.	—	—	4,328	61,846	4,328	61,846
Brown-Forman Corp., Class B	—	—	734	67,977	734	67,977
Campbell Soup Co.	—	—	1,442	66,200	1,442	66,200
Church & Dwight Co., Inc.	2,479	171,594	—	—	2,479	171,594
Clorox Co./The	—	—	722	64,670	722	64,670
Coca-Cola Co./The	—	—	1,606	65,693	1,606	65,693
Coca-Cola Enterprises, Inc.	—	—	1,446	65,994	1,446	65,994
Colgate-Palmolive Co.	—	—	973	66,548	973	66,548
ConAgra Foods, Inc.	—	—	2,145	69,291	2,145	69,291
Constellation Brands, Inc., Class A *	—	—	822	69,193	822	69,193
Costco Wholesale Corp.	—	—	567	65,742	567	65,742

CVS Caremark Corp.	—	—	900	70,507	900	70,507
Dean Foods Co.	10,905	189,533	—	—	10,905	189,533
Dr. Pepper Snapple Group, Inc.	—	—	1,190	68,673	1,190	68,673
Energizer Holdings, Inc.	1,532	177,765	—	—	1,532	177,765
Estee Lauder Cos., Inc./The, Class A	—	—	899	68,918	899	68,918
Flowers Foods, Inc.	8,491	177,028	—	—	8,491	177,028
General Mills, Inc.	—	—	1,243	68,282	1,243	68,282
Hershey Co./The	—	—	681	66,246	681	66,246
Hillshire Brands Co.	4,845	258,151	—	—	4,845	258,151
Hormel Foods Corp.	—	—	1,380	67,925	1,380	67,925
Ingredion, Inc.	2,518	191,733	—	—	2,518	191,733
JM Smucker Co./The	—	—	677	69,501	677	69,501
Kellogg Co.	—	—	979	67,533	979	67,533
Keurig Green Mountain, Inc.	1,862	209,949	—	—	1,862	209,949
Kimberly-Clark Corp.	—	—	585	65,740	585	65,740
Kraft Foods Group, Inc.	—	—	1,153	68,542	1,153	68,542
Kroger Co./The	—	—	1,441	68,794	1,441	68,794
Lancaster Colony Corp.	1,820	162,508	—	—	1,820	162,508
Lorillard, Inc.	—	—	1,112	69,118	1,112	69,118
McCormick & Co., Inc.	—	—	917	66,318	917	66,318
Mead Johnson Nutrition Co.	—	—	743	66,519	743	66,519
Molson Coors Brewing Co., Class B	—	—	1,096	72,027	1,096	72,027
Mondelez International, Inc., Class A	—	—	1,844	69,381	1,844	69,381
Monster Beverage Corp. *	—	—	991	68,734	991	68,734
PepsiCo, Inc.	—	—	765	67,564	765	67,564
Philip Morris International, Inc.	—	—	768	68,022	768	68,022
Post Holdings, Inc. *	3,306	165,200	—	—	3,306	165,200
Procter & Gamble Co.	—	—	799	64,575	799	64,575
Reynolds American, Inc.	—	—	1,160	69,181	1,160	69,181
Safeway, Inc.	—	—	1,924	66,055	1,924	66,055
SUPERVALU, Inc. *	24,259	181,213	—	—	24,259	181,213
Sysco Corp.	—	—	1,815	68,118	1,815	68,118
Tootsie Roll Industries, Inc.	6,123	178,175	—	—	6,123	178,175
Tyson Foods, Inc., Class A	—	—	1,556	66,073	1,556	66,073
United Natural Foods, Inc. *	2,539	171,186	—	—	2,539	171,186
Universal Corp.	3,203	171,531	—	—	3,203	171,531
Walgreen Co.	—	—	980	70,471	980	70,471
Wal-Mart Stores, Inc.	—	—	820	62,930	820	62,930
WhiteWave Food Co., Class A *	6,215	195,709	—	—	6,215	195,709
Whole Foods Market, Inc.	—	—	1,329	50,820	1,329	50,820

		2,601,275		2,615,443		5,216,718

Energy — 10.8%
Alpha Natural Resources, Inc. *	28,667	96,893	—	—	28,667	96,893
Anadarko Petroleum Corp.	—	—	599	61,634	599	61,634
Apache Corp.	—	—	685	63,856	685	63,856
Arch Coal, Inc.	27,425	97,634	—	—	27,425	97,634
Atwood Oceanics, Inc. *	2,525	124,626	—	—	2,525	124,626
Baker Hughes, Inc.	—	—	861	60,720	861	60,720
Bill Barrett Corp. *	5,232	130,803	—	—	5,232	130,803
Cabot Oil & Gas Corp.	—	—	1,529	55,417	1,529	55,417
Cameron International Corp. *	—	—	922	58,987	922	58,987
CARBO Ceramics, Inc.	915	125,817	—	—	915	125,817
Chesapeake Energy Corp.	—	—	2,063	59,248	2,063	59,248
Chevron Corp.	—	—	472	57,901	472	57,901
Cimarex Energy Co.	1,037	133,918	—	—	1,037	133,918
ConocoPhillips	—	—	797	63,681	797	63,681
Consol Energy, Inc.	—	—	1,349	59,584	1,349	59,584
Denbury Resources, Inc.	—	—	3,549	59,939	3,549	59,939
Devon Energy Corp.	—	—	846	62,507	846	62,507
Diamond Offshore Drilling, Inc.	—	—	1,107	56,530	1,107	56,530
Dresser-Rand Group, Inc. *	2,053	125,621	—	—	2,053	125,621
Dril-Quip, Inc. *	1,108	113,230	—	—	1,108	113,230
Energen Corp.	1,584	135,218	—	—	1,584	135,218
Ensco PLC, Class A	—	—	1,187	62,513	1,187	62,513
EOG Resources, Inc.	—	—	605	64,039	605	64,039
EQT Corp.	—	—	549	58,638	549	58,638
Exxon Mobil Corp.	—	—	583	58,591	583	58,591
FMC Technologies, Inc. *	—	—	1,042	60,472	1,042	60,472
Halliburton Co.	—	—	947	61,197	947	61,197
Helix Energy Solutions Group, Inc. *	5,202	121,620	—	—	5,202	121,620
Helmerich & Payne, Inc.	—	—	549	60,412	549	60,412
Hess Corp.	—	—	660	60,266	660	60,266
HollyFrontier Corp.	2,323	114,410	—	—	2,323	114,410
Kinder Morgan, Inc.	—	—	1,817	60,657	1,817	60,657
Marathon Oil Corp.	—	—	1,617	59,272	1,617	59,272
Marathon Petroleum Corp.	—	—	633	56,619	633	56,619
Murphy Oil Corp.	—	—	929	57,274	929	57,274
Nabors Industries Ltd.	—	—	2,376	62,316	2,376	62,316
National Oilwell Varco, Inc.	—	—	760	62,208	760	62,208
Newfield Exploration Co. *	—	—	1,853	67,606	1,853	67,606
Noble Corp. PLC	—	—	1,965	61,806	1,965	61,806
Noble Energy, Inc.	—	—	820	59,065	820	59,065
Occidental Petroleum Corp.	—	—	614	61,164	614	61,164
Oceaneering International, Inc.	1,705	122,862	—	—	1,705	122,862

Oil States International, Inc. *	1,287	138,474	—	—	1,287	138,474
Patterson-UTI Energy, Inc.	3,880	128,393	—	—	3,880	128,393
Peabody Energy Corp.	—	—	3,190	51,551	3,190	51,551
Phillips 66	—	—	701	59,448	701	59,448
Pioneer Natural Resources Co.	—	—	306	64,219	306	64,219
QEP Resources, Inc.	—	—	1,917	61,242	1,917	61,242
Range Resources Corp.	—	—	654	60,803	654	60,803
Rosetta Resources, Inc. *	2,616	123,315	—	—	2,616	123,315
Rowan Cos. PLC	—	—	1,924	59,576	1,924	59,576
Schlumberger Ltd.	—	—	582	60,518	582	60,518
SM Energy Co.	1,609	121,964	—	—	1,609	121,964
Southwestern Energy Co. *	—	—	1,245	56,621	1,245	56,621
Spectra Energy Corp.	—	—	1,492	60,541	1,492	60,541
Superior Energy Services, Inc.	3,842	127,519	—	—	3,842	127,519
Tesoro Corp.	—	—	1,061	59,606	1,061	59,606
Tidewater, Inc.	2,476	129,067	—	—	2,476	129,067
Transocean Ltd.	—	—	1,394	59,229	1,394	59,229
Unit Corp. *	1,881	119,498	—	—	1,881	119,498
Valero Energy Corp.	—	—	1,027	57,575	1,027	57,575
Williams Cos., Inc./The	—	—	1,407	66,062	1,407	66,062
World Fuel Services Corp.	2,766	128,217	—	—	2,766	128,217
WPX Energy, Inc. *	—	—	2,829	59,916	2,829	59,916

		2,459,099		2,651,026		5,110,125

Financials — 8.4%
ACE Ltd.	—	—	319	33,053	319	33,053
Affiliated Managers Group, Inc. *	176	33,283	—	—	176	33,283
Aflac, Inc.	—	—	514	31,487	514	31,487
Alexander & Baldwin, Inc.	412	15,609	—	—	412	15,609
Alleghany Corp. *	85	35,765	—	—	85	35,765
Allstate Corp./The	—	—	564	32,832	564	32,832
American Express Co.	—	—	369	33,726	369	33,726
American Financial Group, Inc.	595	34,722	—	—	595	34,722
American International Group, Inc.	—	—	614	33,226	614	33,226
Ameriprise Financial, Inc.	—	—	295	33,256	295	33,256
Aon PLC	—	—	383	34,443	383	34,443
Apollo Investment Corp.	4,303	36,056	—	—	4,303	36,056
Arthur J Gallagher & Co.	773	35,436	—	—	773	35,436
Aspen Insurance Holdings Ltd.	761	34,948	—	—	761	34,948
Associated Banc-Corp.	1,979	34,099	—	—	1,979	34,099
Assurant, Inc.	—	—	481	32,613	481	32,613
Astoria Financial Corp.	2,591	33,110	—	—	2,591	33,110
BancorpSouth, Inc.	1,490	35,016	—	—	1,490	35,016
Bank of America Corp.	—	—	2,135	32,326	2,135	32,326
Bank of Hawaii Corp.	622	34,689	—	—	622	34,689
Bank of New York Mellon Corp./The	—	—	963	33,280	963	33,280
BB&T Corp.	—	—	867	32,874	867	32,874
Berkshire Hathaway, Inc., Class B *	—	—	253	32,425	253	32,425
BlackRock, Inc.	—	—	108	33,070	108	33,070
Brown & Brown, Inc.	1,165	35,158	—	—	1,165	35,158
Capital One Financial Corp.	—	—	438	34,528	438	34,528
Cathay General Bancorp	1,469	35,309	—	—	1,469	35,309
CBOE Holdings, Inc.	649	32,890	—	—	649	32,890
CBRE Group, Inc. *	—	—	1,223	36,483	1,223	36,483
Charles Schwab Corp./The	—	—	1,224	30,862	1,224	30,862
Chubb Corp./The	—	—	352	32,595	352	32,595
Cincinnati Financial Corp.	—	—	666	32,660	666	32,660
Citigroup, Inc.	—	—	673	32,016	673	32,016
City National Corp.	477	33,942	—	—	477	33,942
CME Group, Inc.	—	—	459	33,060	459	33,060
Comerica, Inc.	—	—	680	32,642	680	32,642
Commerce Bancshares, Inc.	793	34,430	—	—	793	34,430
Cullen/Frost Bankers, Inc.	451	33,731	—	—	451	33,731
Discover Financial Services	—	—	582	34,425	582	34,425
E*Trade Financial Corp. *	—	—	1,473	30,010	1,473	30,010
East West Bancorp, Inc.	1,001	33,527	—	—	1,001	33,527
Eaton Vance Corp.	971	36,089	—	—	971	36,089
Everest Re Group Ltd.	109	17,394	—	—	109	17,394
Federated Investors, Inc., Class B	1,221	34,516	—	—	1,221	34,516
Fidelity National Financial, Inc., Class A	2,180	72,690	—	—	2,180	72,690
Fifth Third Bancorp.	—	—	1,589	32,877	1,589	32,877
First American Financial Corp.	1,310	36,700	—	—	1,310	36,700
First Horizon National Corp.	3,013	34,528	—	—	3,013	34,528
First Niagara Financial Group, Inc.	3,890	33,497	—	—	3,890	33,497
FirstMerit Corp.	1,794	33,501	—	—	1,794	33,501
Franklin Resources, Inc.	—	—	624	34,467	624	34,467
Fulton Financial Corp.	2,818	33,673	—	—	2,818	33,673
Genworth Financial, Inc., Class A *	—	—	1,858	31,565	1,858	31,565
Goldman Sachs Group, Inc./The	—	—	204	32,571	204	32,571
Greenhill & Co., Inc.	690	34,305	—	—	690	34,305
Hancock Holding Co.	1,025	34,614	—	—	1,025	34,614
Hanover Insurance Group, Inc.	587	35,250	—	—	587	35,250
Hartford Financial Services Group, Inc.	—	—	921	31,927	921	31,927
HCC Insurance Holdings, Inc.	752	35,319	—	—	752	35,319
Hudson City Bancorp, Inc.	—	—	3,298	32,226	3,298	32,226
Intercontinental Exchange Group, Inc.	—	—	161	31,596	161	31,596
International Bancshares Corp.	1,517	36,565	—	—	1,517	36,565
Invesco Ltd.	—	—	921	33,786	921	33,786

Janus Capital Group, Inc.	2,876	33,586	—	—	2,876	33,586
Jones Lang LaSalle, Inc.	300	36,331	—	—	300	36,331
JPMorgan Chase & Co.	—	—	583	32,390	583	32,390
Kemper Corp.	885	30,918	—	—	885	30,918
KeyCorp	—	—	2,383	32,626	2,383	32,626
Legg Mason, Inc.	—	—	691	33,743	691	33,743
Leucadia National Corp.	—	—	1,272	32,625	1,272	32,625
Lincoln National Corp.	—	—	673	32,256	673	32,256
Loews Corp.	—	—	741	31,945	741	31,945
M&T Bank Corp.	—	—	267	32,434	267	32,434
Marsh & McLennan Cos., Inc.	—	—	664	33,389	664	33,389
McGraw Hill Financial, Inc. *	—	—	434	35,498	434	35,498
Mercury General Corp.	723	34,106	—	—	723	34,106
MetLife, Inc.	—	—	624	31,779	624	31,779
Moody’s Corp.	—	—	411	35,194	411	35,194
Morgan Stanley	—	—	1,068	32,964	1,068	32,964
MSCI, Inc., Class A *	848	36,595	—	—	848	36,595
NASDAQ OMX Group, Inc./The	—	—	885	33,532	885	33,532
Navient Corp. *	—	—	1,274	20,125	1,274	20,125
New York Community Bancorp, Inc. *	2,261	34,554	—	—	2,261	34,554
Northern Trust Corp.	—	—	539	32,526	539	32,526
Old Republic International Corp.	2,102	35,952	—	—	2,102	35,952
People’s United Financial, Inc.	—	—	2,277	32,724	2,277	32,724
PNC Financial Services Group, Inc.	—	—	388	33,050	388	33,050
Primerica, Inc.	757	34,076	—	—	757	34,076
Principal Financial Group, Inc.	—	—	692	32,384	692	32,384
Progressive Corp./The	—	—	1,343	33,612	1,343	33,612
Prosperity Bancshares, Inc.	587	34,106	—	—	587	34,106
Protective Life Corp.	683	35,710	—	—	683	35,710
Prudential Financial, Inc.	—	—	399	32,813	399	32,813
Raymond James Financial, Inc.	698	33,799	—	—	698	33,799
Regions Financial Corp.	—	—	3,194	32,549	3,194	32,549
Reinsurance Group of America, Inc.	457	35,687	—	—	457	35,687
SEI Investments Co.	1,077	35,457	—	—	1,077	35,457
Signature Bank *	291	33,748	—	—	291	33,748
SLM Corp.	—	—	1,274	10,967	1,274	10,967
StanCorp Financial Group, Inc.	570	34,247	—	—	570	34,247
State Street Corp.	—	—	501	32,669	501	32,669
SunTrust Banks, Inc.	—	—	851	32,597	851	32,597
SVB Financial Group *	322	33,937	—	—	322	33,937
Synovus Financial Corp.	1,538	35,474	—	—	1,538	35,474
T. Rowe Price Group, Inc.	—	—	398	32,448	398	32,448
TCF Financial Corp.	2,200	34,951	—	—	2,200	34,951
Torchmark Corp.	—	—	406	32,893	406	32,893
Travelers Cos., Inc./The	—	—	355	33,152	355	33,152
Trustmark Corp.	1,506	34,873	—	—	1,506	34,873
U.S. Bancorp	—	—	802	33,840	802	33,840
Unum Group	—	—	981	33,250	981	33,250
Valley National Bancorp	3,443	33,365	—	—	3,443	33,365
W.R. Berkley Corp.	782	34,861	—	—	782	34,861
Waddell & Reed Financial, Inc., Class A	516	31,138	—	—	516	31,138
Washington Federal, Inc.	1,607	33,469	—	—	1,607	33,469
Webster Financial Corp.	1,162	34,766	—	—	1,162	34,766
Wells Fargo & Co.	—	—	656	33,289	656	33,289
Westamerica Bancorp	637	31,181	—	—	637	31,181
XL Group PLC	—	—	1,027	33,352	1,027	33,352
Zions Bancorp.	—	—	1,117	31,946	1,117	31,946

		1,967,248		2,039,468		4,006,716

Health Care — 11.1%
Abbott Laboratories	—	—	1,248	49,933	1,248	49,933
AbbVie, Inc.	—	—	935	50,790	935	50,790
Actavis PLC *	—	—	233	49,363	233	49,363
Aetna, Inc.	—	—	660	51,186	660	51,186
Agilent Technologies, Inc.	—	—	894	50,929	894	50,929
Alexion Pharmaceuticals, Inc. *	—	—	301	50,007	301	50,007
Allergan, Inc.	—	—	289	48,445	289	48,445
Allscripts Healthcare Solutions, Inc. *	5,143	75,809	—	—	5,143	75,809
AmerisourceBergen Corp.	—	—	741	54,250	741	54,250
Amgen, Inc.	—	—	428	49,655	428	49,655
Baxter International, Inc.	—	—	654	48,679	654	48,679
Becton, Dickinson and Co.	—	—	427	50,227	427	50,227
Biogen Idec, Inc. *	—	—	167	53,177	167	53,177
Bio-Rad Laboratories, Inc., Class A *	643	77,578	—	—	643	77,578
Boston Scientific Corp. *	—	—	3,800	48,758	3,800	48,758
Bristol-Myers Squibb Co.	—	—	968	48,134	968	48,134
C.R. Bard, Inc.	—	—	350	51,760	350	51,760
Cardinal Health, Inc.	—	—	690	48,725	690	48,725
CareFusion Corp. *	—	—	1,234	52,975	1,234	52,975
Celgene Corp. *	—	—	329	50,361	329	50,361
Cerner Corp. *	—	—	943	50,957	943	50,957
Charles River Laboratories International, Inc. *	1,441	77,221	—	—	1,441	77,221
CIGNA Corp.	—	—	603	54,097	603	54,097
Community Health Systems, Inc. *	2,043	85,316	—	—	2,043	85,316
Cooper Cos., Inc./The	591	76,229	—	—	591	76,229
Covance, Inc. *	887	74,381	—	—	887	74,381
Covidien PLC	—	—	682	49,849	682	49,849
DaVita, Inc. *	—	—	687	48,503	687	48,503
DENTSPLY International, Inc.	—	—	1,078	50,985	1,078	50,985
Edwards LifeSciences Corp. *	—	—	586	47,545	586	47,545
Eli Lilly & Co.	—	—	808	48,393	808	48,393
Endo International PLC *	1,253	88,458	—	—	1,253	88,458
Express Scripts Holding Co. *	—	—	720	51,473	720	51,473
Forest Laboratories, Inc. *	—	—	518	49,127	518	49,127
Gilead Sciences, Inc. *	—	—	628	51,011	628	51,011
Health Net, Inc. *	2,283	91,279	—	—	2,283	91,279
Henry Schein, Inc. *	687	82,194	—	—	687	82,194
Hill-Rom Holdings, Inc.	2,114	83,924	—	—	2,114	83,924
HMS Holdings Corp. *	4,821	90,626	—	—	4,821	90,626
Hologic, Inc. *	3,738	91,346	—	—	3,738	91,346
Hospira, Inc. *	—	—	1,021	50,212	1,021	50,212
Humana, Inc.	—	—	430	53,552	430	53,552
IDEXX Laboratories, Inc. *	615	79,023	—	—	615	79,023
Intuitive Surgical, Inc. *	—	—	132	48,749	132	48,749
Johnson & Johnson	—	—	473	48,030	473	48,030
Laboratory Corp. of America Holdings *	—	—	483	49,537	483	49,537
LifePoint Hospitals, Inc. *	1,391	85,189	—	—	1,391	85,189
Mallinckrodt PLC *	1,112	86,498	—	—	1,112	86,498
Masimo Corp. *	2,934	72,284	—	—	2,934	72,284
McKesson Corp.	—	—	284	53,937	284	53,937
Mednax, Inc. *	1,324	76,310	—	—	1,324	76,310
Medtronic, Inc.	—	—	816	49,772	816	49,772
Merck & Co., Inc.	—	—	817	47,249	817	47,249
Mettler-Toledo International, Inc. *	339	83,102	—	—	339	83,102
Mylan, Inc. *	—	—	949	47,278	949	47,278
Omnicare, Inc.	1,333	84,691	—	—	1,333	84,691
Owens & Minor, Inc.	2,313	80,212	—	—	2,313	80,212
Patterson Companies, Inc.	—	—	1,168	45,741	1,168	45,741
PerkinElmer, Inc.	—	—	1,143	51,389	1,143	51,389
Perrigo Co. PLC	—	—	329	45,458	329	45,458
Pfizer, Inc.	—	—	1,503	44,531	1,503	44,531
Quest Diagnostics, Inc.	—	—	857	51,309	857	51,309
Regeneron Pharmaceuticals, Inc. *	—	—	161	49,374	161	49,374
ResMed, Inc.	1,573	78,755	—	—	1,573	78,755
Salix Pharmaceuticals Ltd. *	720	82,119	—	—	720	82,119
St. Jude Medical, Inc.	—	—	758	49,192	758	49,192
STERIS Corp.	1,616	86,476	—	—	1,616	86,476
Stryker Corp.	—	—	617	52,096	617	52,096
Techne Corp.	864	75,884	—	—	864	75,884
Teleflex, Inc.	767	81,778	—	—	767	81,778
Tenet Healthcare Corp. *	—	—	1,049	49,308	1,049	49,308
Thermo Fisher Scientific, Inc.	—	—	419	49,001	419	49,001
Thoratec Corp. *	2,400	79,477	—	—	2,400	79,477
United Therapeutics Corp. *	813	77,867	—	—	813	77,867
UnitedHealth Group, Inc.	—	—	629	50,111	629	50,111
Universal Health Services, Inc., Class B	985	88,263	—	—	985	88,263
Varian Medical Systems, Inc. *	—	—	599	49,419	599	49,419
VCA Antech, Inc. *	2,554	85,938	—	—	2,554	85,938
Vertex Pharmaceuticals, Inc. *	1,168	84,407	709	51,248	1,877	135,655
Waters Corp. *	—	—	485	48,584	485	48,584
WellCare Health Plans, Inc. *	1,150	89,034	—	—	1,150	89,034
WellPoint, Inc.	—	—	471	51,052	471	51,052
Zimmer Holdings, Inc.	—	—	490	51,176	490	51,176
Zoetis, Inc.	—	—	1,746	53,615	1,746	53,615

		2,551,668		2,700,214		5,251,882

Industrials — 11.0%
3M Co.	—	—	290	41,336	290	41,336
Acuity Brands, Inc.	309	38,827	—	—	309	38,827
ADT Corp./The	—	—	1,284	41,335	1,284	41,335
AECOM Technology Corp. *	1,192	38,310	—	—	1,192	38,310
AGCO Corp.	685	36,952	—	—	685	36,952
Alaska Air Group, Inc.	407	40,089	—	—	407	40,089
Allegion PLC	—	—	814	42,649	814	42,649
Alliant Techsystems, Inc.	260	32,830	—	—	260	32,830
AMETEK, Inc.	734	38,975	779	41,341	1,513	80,316
Avery Dennison Corp.	—	—	1,727	87,538	1,727	87,538
B/E Aerospace, Inc. *	441	42,630	—	—	441	42,630
Boeing Co./The	—	—	312	42,215	312	42,215
Brink’s Co./The	1,532	40,906	—	—	1,532	40,906
Carlisle Cos., Inc.	467	39,598	—	—	467	39,598
Caterpillar, Inc.	—	—	380	38,875	380	38,875
CH Robinson Worldwide, Inc.	—	—	679	40,658	679	40,658
Cintas Corp.	—	—	688	42,718	688	42,718
CLARCOR, Inc.	657	38,437	—	—	657	38,437
Clean Harbors, Inc. *	646	39,490	—	—	646	39,490
Con-way, Inc.	904	41,781	—	—	904	41,781
Copart, Inc. *	1,066	37,925	—	—	1,066	37,925
Corporate Executive Board Co./The *	594	40,515	—	—	594	40,515
Crane Co.	529	39,238	—	—	529	39,238
CSX Corp.	—	—	1,424	41,870	1,424	41,870
Cummins, Inc.	—	—	266	40,739	266	40,739
Danaher Corp.	—	—	544	42,656	544	42,656
Deere & Co.	—	—	430	39,183	430	39,183
Delta Air Lines, Inc.	—	—	1,262	50,365	1,262	50,365
Deluxe Corp.	710	39,802	—	—	710	39,802
Donaldson Co., Inc.	909	37,010	—	—	909	37,010
Dover Corp.	—	—	468	40,843	468	40,843
Dun & Bradstreet Corp.	—	—	372	38,435	372	38,435
Eaton Corp. PLC	—	—	562	41,438	562	41,438
Emerson Electric Co.	—	—	592	39,531	592	39,531
Equifax, Inc.	—	—	574	40,653	574	40,653
Esterline Technologies Corp. *	353	39,366	—	—	353	39,366
Exelis, Inc.	2,074	35,421	—	—	2,074	35,421
Expeditors International of Washington, Inc.	—	—	986	44,851	986	44,851
Fastenal Co.	—	—	815	39,707	815	39,707
FedEx Corp.	—	—	296	42,741	296	42,741
Flowserve Corp.	—	—	557	41,097	557	41,097
Fluor Corp.	—	—	539	40,484	539	40,484
Fortune Brands Home & Security, Inc.	959	38,328	—	—	959	38,328
FTI Consulting, Inc. *	1,137	36,703	—	—	1,137	36,703
GATX Corp.	589	38,808	—	—	589	38,808
General Cable Corp.	1,522	38,821	—	—	1,522	38,821
General Dynamics Corp.	—	—	373	44,050	373	44,050
General Electric Co.	—	—	1,502	40,230	1,502	40,230
Genesee & Wyoming, Inc., Class A *	396	38,565	—	—	396	38,565
Graco, Inc.	527	38,493	—	—	527	38,493
Granite Construction, Inc.	1,064	37,794	—	—	1,064	37,794
Harsco Corp.	1,617	43,633	—	—	1,617	43,633
Herman Miller, Inc.	1,252	39,157	—	—	1,252	39,157
HNI Corp.	1,087	40,692	—	—	1,087	40,692
Honeywell International, Inc.	—	—	437	40,723	437	40,723
Hubbell, Inc., Class B	327	38,273	—	—	327	38,273
Huntington Ingalls Industries, Inc.	375	37,418	—	—	375	37,418
IDEX Corp.	519	39,789	—	—	519	39,789
Illinois Tool Works, Inc.	—	—	473	40,912	473	40,912
Ingersoll-Rand PLC	—	—	683	40,875	683	40,875
Iron Mountain, Inc.	—	—	1,439	44,818	1,439	44,818
ITT Corp.	887	38,749	—	—	887	38,749
Jacobs Engineering Group, Inc. *	—	—	707	38,915	707	38,915
JB Hunt Transport Services, Inc.	504	39,153	—	—	504	39,153
Joy Global, Inc.	—	—	669	38,230	669	38,230
Kansas City Southern	—	—	400	43,004	400	43,004
KBR, Inc.	1,527	37,086	—	—	1,527	37,086
Kennametal, Inc.	840	37,836	—	—	840	37,836
Kirby Corp. *	382	42,235	—	—	382	42,235
L-3 Communications Holdings, Inc.	—	—	349	42,238	349	42,238
Landstar System, Inc.	608	39,491	—	—	608	39,491
Lennox International, Inc.	459	39,010	—	—	459	39,010
Lincoln Electric Holdings, Inc.	580	38,091	—	—	580	38,091
Lockheed Martin Corp.	—	—	248	40,568	248	40,568
ManpowerGroup	476	39,023	—	—	476	39,023
Masco Corp.	—	—	1,997	42,530	1,997	42,530
Matson, Inc.	1,618	39,752	—	—	1,618	39,752
MSA Safety, Inc.	724	39,586	—	—	724	39,586
MSC Industrial Direct Co., Inc., Class A	428	39,359	—	—	428	39,359
Nielsen NV	—	—	855	41,278	855	41,278
Nordson Corp.	515	41,984	—	—	515	41,984

Norfolk Southern Corp.	—	—	426	42,911	426	42,911
Northrop Grumman Corp.	—	—	334	40,618	334	40,618
Oshkosh Corp.	699	37,770	—	—	699	37,770
PACCAR, Inc.	—	—	636	40,310	636	40,310
Pall Corp.	—	—	481	40,784	481	40,784
Parker Hannifin Corp.	—	—	320	40,032	320	40,032
Pentair Ltd.	—	—	545	40,699	545	40,699
Pitney Bowes, Inc.	—	—	1,512	41,779	1,512	41,779
Precision Castparts Corp.	—	—	158	39,999	158	39,999
Quanta Services, Inc. *	—	—	1,161	39,424	1,161	39,424
R.R. Donnelley & Sons Co.	2,221	35,176	—	—	2,221	35,176
Raytheon Co.	—	—	421	41,066	421	41,066
Regal-Beloit Corp.	518	39,505	—	—	518	39,505
Republic Services, Inc.	—	—	1,148	40,622	1,148	40,622
Robert Half International, Inc.	—	—	918	41,855	918	41,855
Rockwell Automation, Inc.	—	—	346	41,909	346	41,909
Rockwell Collins, Inc.	—	—	523	41,299	523	41,299
Rollins, Inc.	1,280	39,261	—	—	1,280	39,261
Roper Industries, Inc.	—	—	291	41,190	291	41,190
Ryder System, Inc.	—	—	496	43,012	496	43,012
Snap-on, Inc.	—	—	348	40,786	348	40,786
Southwest Airlines Co.	—	—	1,660	43,918	1,660	43,918
SPX Corp.	376	39,308	—	—	376	39,308
Stanley Black & Decker, Inc.	—	—	475	41,494	475	41,494
Stericycle, Inc. *	—	—	348	39,835	348	39,835
Terex Corp.	897	34,496	—	—	897	34,496
Textron, Inc.	—	—	1,008	39,545	1,008	39,545
Timken Co.	607	39,003	—	—	607	39,003
Towers Watson & Co., Class A	343	38,602	—	—	343	38,602
Trinity Industries, Inc.	500	43,285	—	—	500	43,285
Triumph Group, Inc.	599	41,484	—	—	599	41,484
Tyco International Ltd.	—	—	991	43,252	991	43,252
Union Pacific Corp.	—	—	212	42,167	212	42,167
United Parcel Service, Inc., Class B	—	—	409	42,491	409	42,491
United Rentals, Inc. *	409	41,314	—	—	409	41,314
United Technologies Corp.	—	—	341	39,589	341	39,589
URS Corp.	817	36,753	—	—	817	36,753
UTi Worldwide, Inc.	3,896	37,989	—	—	3,896	37,989
Valmont Industries, Inc.	257	39,758	—	—	257	39,758
W.W. Grainger, Inc.	—	—	162	41,928	162	41,928
Wabtec Corp.	517	40,708	—	—	517	40,708
Waste Connections, Inc.	928	42,306	—	—	928	42,306
Waste Management, Inc.	—	—	913	40,806	913	40,806
Watsco, Inc.	380	38,190	—	—	380	38,190
Werner Enterprises, Inc.	1,504	39,710	—	—	1,504	39,710
Woodward, Inc.	860	38,433	—	—	860	38,433
Xylem, Inc.	—	—	1,091	40,711	1,091	40,711

		2,498,982		2,735,660		5,234,642

Information Technology — 10.2%
3D Systems Corp. *	750	38,005	—	—	750	38,005
Accenture PLC, Class A	—	—	456	37,157	456	37,157
ACI Worldwide, Inc. *	629	34,184	—	—	629	34,184
Acxiom Corp. *	1,255	28,528	—	—	1,255	28,528
Adobe Systems, Inc. *	—	—	579	37,348	579	37,348
ADTRAN, Inc.	1,602	35,952	—	—	1,602	35,952
Advent Software, Inc.	1,268	38,361	—	—	1,268	38,361
Akamai Technologies, Inc. *	—	—	686	37,277	686	37,277
Alliance Data Systems Corp. *	148	37,861	149	38,097	297	75,958
Altera Corp.	—	—	1,100	36,450	1,100	36,450
Amphenol Corp., Class A	—	—	376	36,056	376	36,056
Analog Devices, Inc.	—	—	708	37,095	708	37,095
ANSYS, Inc. *	465	34,118	—	—	465	34,118
AOL, Inc. *	844	30,637	—	—	844	30,637
Apple, Inc.	—	—	61	38,627	61	38,627
Applied Materials, Inc.	—	—	1,901	38,377	1,901	38,377
Arrow Electronics, Inc. *	627	36,187	—	—	627	36,187
Atmel Corp. *	4,550	38,132	—	—	4,550	38,132
Autodesk, Inc. *	—	—	757	39,624	757	39,624
Automatic Data Processing, Inc.	—	—	469	37,382	469	37,382
Avnet, Inc.	830	36,148	—	—	830	36,148
Broadcom Corp., Class A	—	—	1,186	37,784	1,186	37,784
Broadridge Financial Solutions, Inc.	942	38,660	—	—	942	38,660
CA, Inc.	—	—	1,207	34,622	1,207	34,622
Cadence Design Systems, Inc. *	2,293	38,262	—	—	2,293	38,262
Ciena Corp. *	1,795	34,818	—	—	1,795	34,818
Cisco Systems, Inc.	—	—	1,562	38,468	1,562	38,468
Citrix Systems, Inc. *	—	—	614	38,032	614	38,032
Cognizant Technology Solutions Corp., Class A *	—	—	742	36,065	742	36,065
CommVault Systems, Inc. *	757	37,019	—	—	757	37,019
Computer Sciences Corp.	—	—	610	38,388	610	38,388
Compuware Corp.	3,434	34,001	—	—	3,434	34,001
Concur Technologies, Inc. *	467	39,859	—	—	467	39,859
Convergys Corp.	1,669	36,423	—	—	1,669	36,423
Conversant, Inc. *	1,462	34,474	—	—	1,462	34,474

CoreLogic, Inc. *	1,297	37,007	—	—	1,297	37,007
Corning, Inc.	—	—	1,723	36,707	1,723	36,707
Cree, Inc. *	751	36,128	—	—	751	36,128
Cypress Semiconductor Corp.	3,684	37,757	—	—	3,684	37,757
Diebold, Inc.	953	35,772	—	—	953	35,772
DST Systems, Inc.	387	35,296	—	—	387	35,296
eBay, Inc. *	—	—	688	34,888	688	34,888
Electronic Arts, Inc. *	—	—	1,270	44,616	1,270	44,616
EMC Corp.	—	—	1,399	37,154	1,399	37,154
Equinix, Inc. *	192	38,120	—	—	192	38,120
F5 Networks, Inc. *	—	—	339	36,802	339	36,802
Facebook, Inc., Class A *	—	—	545	34,500	545	34,500
Factset Research Systems, Inc.	337	36,108	—	—	337	36,108
Fair Isaac Corp.	622	36,614	—	—	622	36,614
Fairchild Semiconductor International, Inc. *	2,835	41,593	—	—	2,835	41,593
Fidelity National Information Services, Inc.	—	—	676	36,628	676	36,628
First Solar, Inc. *	—	—	537	33,181	537	33,181
Fiserv, Inc. *	—	—	602	36,205	602	36,205
FLIR Systems, Inc.	—	—	1,052	36,713	1,052	36,713
Gartner, Inc. *	521	37,041	—	—	521	37,041
Global Payments, Inc.	545	37,375	—	—	545	37,375
Google, Inc., Class A *	—	—	67	38,203	67	38,203
Harris Corp.	—	—	488	37,705	488	37,705
Hewlett-Packard Co.	—	—	1,087	36,429	1,087	36,429
Informatica Corp. *	1,018	37,266	—	—	1,018	37,266
Ingram Micro, Inc., Class A *	1,324	36,764	—	—	1,324	36,764
Integrated Device Technology, Inc. *	3,057	40,664	—	—	3,057	40,664
Intel Corp.	—	—	1,347	36,795	1,347	36,795
InterDigital, Inc.	1,034	39,293	—	—	1,034	39,293
International Business Machines Corp.	—	—	182	33,582	182	33,582
International Rectifier Corp. *	1,379	36,978	—	—	1,379	36,978
Intersil Corp., Class A	2,905	40,877	—	—	2,905	40,877
Intuit, Inc.	—	—	471	37,345	471	37,345
Itron, Inc. *	940	36,140	—	—	940	36,140
Jabil Circuit, Inc.	—	—	2,083	39,211	2,083	39,211
Jack Henry & Associates, Inc.	651	37,759	—	—	651	37,759
Juniper Networks, Inc. *	—	—	1,464	35,819	1,464	35,819
KLA-Tencor Corp.	—	—	556	36,459	556	36,459
Lam Research Corp. *	—	—	619	38,376	619	38,376
Lexmark International, Inc., Class A	824	35,903	—	—	824	35,903
Linear Technology Corp.	—	—	809	37,344	809	37,344
ManTech International Corp., Class A	1,210	35,694	—	—	1,210	35,694
MasterCard, Inc., Class A	—	—	494	37,748	494	37,748
Mentor Graphics Corp.	1,732	36,706	—	—	1,732	36,706
Microchip Technology, Inc.	—	—	759	36,120	759	36,120
Micron Technology, Inc. *	—	—	1,390	39,740	1,390	39,740
MICROS Systems, Inc. *	689	36,822	—	—	689	36,822
Microsoft Corp.	—	—	881	36,086	881	36,086
Monster Worldwide, Inc. *	5,416	30,656	—	—	5,416	30,656
Motorola Solutions, Inc.	—	—	566	38,156	566	38,156
National Instruments Corp.	1,318	37,754	—	—	1,318	37,754
NCR Corp. *	1,161	37,923	—	—	1,161	37,923
NetApp, Inc.	—	—	1,013	37,491	1,013	37,491
NeuStar, Inc., Class A *	1,395	39,088	—	—	1,395	39,088
NVIDIA Corp.	—	—	1,917	36,415	1,917	36,415
Oracle Corp.	—	—	884	37,153	884	37,153
Paychex, Inc.	—	—	880	36,180	880	36,180
Plantronics, Inc.	835	37,872	—	—	835	37,872
Polycom, Inc. *	2,857	36,425	—	—	2,857	36,425
PTC, Inc. *	1,016	37,401	—	—	1,016	37,401
QUALCOMM, Inc.	—	—	455	36,615	455	36,615
Rackspace Hosting, Inc. *	1,243	45,344	—	—	1,243	45,344
Red Hat, Inc. *	—	—	741	37,127	741	37,127
RF Micro Devices, Inc. *	4,081	38,399	—	—	4,081	38,399
Riverbed Technology, Inc. *	1,801	36,602	—	—	1,801	36,602
Rovi Corp. *	1,615	39,026	—	—	1,615	39,026
Salesforce.com, Inc. *	—	—	706	37,140	706	37,140
SanDisk Corp.	—	—	423	40,921	423	40,921
Seagate Technology PLC	—	—	659	35,385	659	35,385
Semtech Corp. *	1,486	38,539	—	—	1,486	38,539
Silicon Laboratories, Inc. *	821	37,030	—	—	821	37,030
Skyworks Solutions, Inc.	856	37,088	—	—	856	37,088
SolarWinds, Inc. *	912	35,662	—	—	912	35,662
Solera Holdings, Inc.	555	36,239	—	—	555	36,239
SunEdison, Inc. *	1,882	37,055	—	—	1,882	37,055
Symantec Corp.	—	—	1,777	39,070	1,777	39,070
Synopsys, Inc. *	959	36,901	—	—	959	36,901
TE Connectivity Ltd.	—	—	608	36,123	608	36,123
Tech Data Corp. *	570	33,950	—	—	570	33,950
Teradata Corp. *	—	—	794	33,329	794	33,329
Texas Instruments, Inc.	—	—	781	36,677	781	36,677
TIBCO Software, Inc. *	1,822	39,184	—	—	1,822	39,184
Total System Services, Inc.	—	—	1,148	34,730	1,148	34,730
Trimble Navigation Ltd. *	927	33,448	—	—	927	33,448

VeriFone Systems, Inc. *	1,091	35,812	—	—	1,091	35,812
VeriSign, Inc. *	—	—	764	38,282	764	38,282
Visa, Inc., Class A	—	—	175	37,677	175	37,677
Vishay Intertechnology, Inc.	2,501	37,316	—	—	2,501	37,316
Western Digital Corp.	—	—	400	35,151	400	35,151
Western Union Co./The	—	—	2,273	36,756	2,273	36,756
WEX, Inc. *	377	36,332	—	—	377	36,332
Xerox Corp.	—	—	3,014	37,229	3,014	37,229
Xilinx, Inc.	—	—	760	35,697	760	35,697
Yahoo!, Inc. *	—	—	992	34,357	992	34,357
Zebra Technologies Corp., Class A *	521	38,742	—	—	521	38,742

		2,471,094		2,368,866		4,839,960

Materials — 10.6%
Air Products & Chemicals, Inc.	—	—	718	86,134	718	86,134
Airgas, Inc.	—	—	787	83,704	787	83,704
Albemarle Corp.	1,262	87,298	—	—	1,262	87,298
Alcoa, Inc.	—	—	6,219	84,640	6,219	84,640
Allegheny Technologies, Inc.	—	—	2,033	83,511	2,033	83,511
AptarGroup, Inc.	1,260	83,875	—	—	1,260	83,875
Ashland, Inc.	878	90,464	—	—	878	90,464
Ball Corp.	—	—	1,486	89,725	1,486	89,725
Bemis Co., Inc.	—	—	2,069	85,693	2,069	85,693
Cabot Corp.	1,482	83,781	—	—	1,482	83,781
Carpenter Technology Corp.	1,344	83,983	—	—	1,344	83,983
CF Industries Holdings, Inc.	—	—	342	83,115	342	83,115
Cliffs Natural Resources, Inc.	—	—	4,759	74,615	4,759	74,615
Commercial Metals Co.	4,428	78,605	—	—	4,428	78,605
Compass Minerals International, Inc.	930	86,473	—	—	930	86,473
Cytec Industries, Inc.	885	87,916	—	—	885	87,916
Domtar Corp.	883	80,216	—	—	883	80,216
Dow Chemical Co./The	—	—	1,718	89,566	1,718	89,566
Eagle Materials, Inc.	1,025	89,129	—	—	1,025	89,129
Eastman Chemical Co.	—	—	965	85,192	965	85,192
Ecolab, Inc.	—	—	801	87,412	801	87,412
EI du Pont de Nemours & Co.	—	—	1,240	85,951	1,240	85,951
FMC Corp.	—	—	1,093	83,663	1,093	83,663
Freeport-McMoRan Copper & Gold, Inc., Class B	—	—	2,473	84,210	2,473	84,210
Greif, Inc., Class A	1,560	85,231	—	—	1,560	85,231
International Flavors & Fragrances, Inc.	—	—	860	85,332	860	85,332
International Paper Co.	—	—	1,770	84,312	1,770	84,312
Intrepid Potash, Inc. *	5,183	84,015	—	—	5,183	84,015
Louisiana-Pacific Corp. *	5,173	73,456	—	—	5,173	73,456
Lyondellbasell Industries NV, Class A	—	—	917	91,335	917	91,335
Martin Marietta Materials, Inc.	683	83,847	—	—	683	83,847
MeadWestvaco Corp.	—	—	2,184	88,628	2,184	88,628
Minerals Technologies, Inc.	1,408	87,272	—	—	1,408	87,272
Monsanto Co.	—	—	755	92,028	755	92,028
Mosaic Co./The	—	—	1,674	83,674	1,674	83,674
NewMarket Corp.	227	88,785	—	—	227	88,785
Newmont Mining Corp.	—	—	3,368	77,092	3,368	77,092
Nucor Corp.	—	—	1,633	82,692	1,633	82,692
Olin Corp.	3,021	82,317	—	—	3,021	82,317
Owens-Illinois, Inc. *	—	—	2,667	88,636	2,667	88,636
Packaging Corp. of America	1,276	88,269	—	—	1,276	88,269
PPG Industries, Inc.	—	—	433	87,301	433	87,301
Praxair, Inc.	—	—	649	85,772	649	85,772
Reliance Steel & Aluminum Co.	1,196	86,086	—	—	1,196	86,086
Rock-Tenn Co., Class A	880	88,928	—	—	880	88,928
Royal Gold, Inc.	1,293	81,103	—	—	1,293	81,103
RPM International, Inc.	2,003	86,249	—	—	2,003	86,249
Scotts Miracle-Gro Co./The, Class A	1,377	82,535	—	—	1,377	82,535
Sealed Air Corp.	—	—	2,425	79,839	2,425	79,839
Sensient Technologies Corp.	1,566	85,841	—	—	1,566	85,841
Sherwin-Williams Co./The	—	—	419	85,680	419	85,680
Sigma-Aldrich Corp.	—	—	874	86,113	874	86,113
Silgan Holdings, Inc.	1,690	82,539	—	—	1,690	82,539
Sonoco Products Co.	2,000	84,488	—	—	2,000	84,488
Steel Dynamics, Inc.	4,665	80,559	—	—	4,665	80,559
United States Steel Corp.	—	—	3,279	75,556	3,279	75,556
Valspar Corp.	1,158	86,469	—	—	1,158	86,469
Vulcan Materials Co.	—	—	1,313	80,059	1,313	80,059
Worthington Industries, Inc.	2,301	92,748	—	—	2,301	92,748

		2,462,477		2,541,180		5,003,657

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	235	17,861	—	—	235	17,861
American Campus Communities, Inc.	449	17,423	—	—	449	17,423
American Tower Corp., Class A	—	—	385	34,509	385	34,509

Apartment Investment & Management Co., Class A	—	—	1,047	32,973	1,047	32,973
AvalonBay Communities, Inc.	—	—	235	33,357	235	33,357
BioMed Realty Trust, Inc.	826	17,930	—	—	826	17,930
Boston Properties, Inc.	—	—	274	33,125	274	33,125
Camden Property Trust	252	17,678	—	—	252	17,678
Corporate Office Properties Trust	652	17,964	—	—	652	17,964

Corrections Corp. of America	1,054	34,301	—	—	1,054	34,301
Duke Realty Corp.	996	17,635	—	—	996	17,635
Equity One, Inc.	765	17,562	—	—	765	17,562
Equity Residential	—	—	542	33,498	542	33,498
Essex Property Trust, Inc.	199	35,998	—	—	199	35,998
Extra Space Storage, Inc.	332	17,396	—	—	332	17,396
Federal Realty Investment Trust	147	17,574	—	—	147	17,574
General Growth Properties, Inc.	—	—	1,460	34,801	1,460	34,801
HCP, Inc.	—	—	786	32,795	786	32,795
Health Care REIT, Inc.	—	—	519	32,818	519	32,818
Highwoods Properties, Inc.	425	17,246	—	—	425	17,246
Home Properties, Inc.	285	17,696	—	—	285	17,696
Hospitality Properties Trust	590	17,119	—	—	590	17,119
Host Hotels & Resorts, Inc.	—	—	1,532	33,806	1,532	33,806
Kilroy Realty Corp.	290	17,590	—	—	290	17,590
Kimco Realty Corp.	—	—	1,418	32,490	1,418	32,490
Liberty Property Trust *	462	17,897	—	—	462	17,897
Macerich Co./The	—	—	501	33,068	501	33,068
Mack-Cali Realty Corp.	849	18,463	—	—	849	18,463
National Retail Properties, Inc.	508	17,772	—	—	508	17,772
Omega Healthcare Investors, Inc.	498	18,366	—	—	498	18,366
Plum Creek Timber Co., Inc.	—	—	743	33,500	743	33,500
Potlatch Corp.	455	18,288	—	—	455	18,288
ProLogis, Inc.	—	—	797	33,070	797	33,070
Public Storage, Inc.	—	—	185	31,953	185	31,953
Rayonier, Inc.	386	18,383	—	—	386	18,383
Realty Income Corp.	399	17,270	—	—	399	17,270
Regency Centers Corp.	328	17,515	—	—	328	17,515
Senior Housing Properties Trust	742	17,799	—	—	742	17,799
Simon Property Group, Inc.	—	—	186	30,916	186	30,916
SL Green Realty Corp.	166	18,167	—	—	166	18,167
Taubman Centers, Inc.	474	35,492	—	—	474	35,492
UDR, Inc.	670	18,452	—	—	670	18,452
Ventas, Inc.	—	—	488	32,610	488	32,610
Vornado Realty Trust	—	—	316	33,880	316	33,880
Washington Prime Group, Inc. *	—	—	93	1,847	93	1,847
Weingarten Realty Investors	552	17,557	—	—	552	17,557
Weyerhaeuser Co.	—	—	1,072	33,696	1,072	33,696

		550,394		598,712		1,149,106

Telecommunication Services — 0.7%
AT&T, Inc.	—	—	1,033	36,626	1,033	36,626
CenturyLink, Inc.	—	—	1,032	38,861	1,032	38,861
Crown Castle International Corp.	—	—	497	38,140	497	38,140
Frontier Communications Corp.	—	—	6,057	35,069	6,057	35,069
Sprint Corp. *	—	—	4,338	41,427	4,338	41,427
Telephone & Data Systems, Inc.	637	17,641	—	—	637	17,641
T-Mobile US, Inc. *	—	—	1,225	42,063	1,225	42,063
TW Telecom, Inc. *	559	18,322	—	—	559	18,322
Verizon Communications, Inc.	—	—	775	38,706	775	38,706
Windstream Holdings, Inc.	—	—	3,932	37,625	3,932	37,625

		35,963		308,517		344,480

Utilities — 10.7%
AES Corp./The	—	—	5,924	83,535	5,924	83,535
AGL Resources, Inc.	—	—	1,571	83,840	1,571	83,840
Alliant Energy Corp.	2,533	147,653	—	—	2,533	147,653
Ameren Corp.	—	—	2,040	80,261	2,040	80,261
American Electric Power Co., Inc.	—	—	1,556	83,028	1,556	83,028
Aqua America, Inc.	5,775	146,569	—	—	5,775	146,569
Atmos Energy Corp.	2,868	143,711	—	—	2,868	143,711
Black Hills Corp.	2,535	146,220	—	—	2,535	146,220
CenterPoint Energy, Inc.	—	—	3,411	82,266	3,411	82,266
Cleco Corp.	2,832	147,344	—	—	2,832	147,344
CMS Energy Corp.	—	—	2,818	83,845	2,818	83,845
Consolidated Edison, Inc.	—	—	1,449	79,730	1,449	79,730
Dominion Resources, Inc., Class A	—	—	1,153	79,499	1,153	79,499
DTE Energy Co.	—	—	1,081	82,287	1,081	82,287
Duke Energy Corp.	—	—	1,129	80,280	1,129	80,280
Edison International	—	—	1,505	82,968	1,505	82,968
Entergy Corp.	—	—	1,146	86,425	1,146	86,425
Exelon Corp.	—	—	2,430	89,488	2,430	89,488
FirstEnergy Corp.	—	—	2,514	85,009	2,514	85,009
Great Plains Energy, Inc.	5,452	138,742	—	—	5,452	138,742
Hawaiian Electric Industries, Inc.	5,982	143,864	—	—	5,982	143,864
IDACORP, Inc.	2,617	143,508	—	—	2,617	143,508
Integrys Energy Group, Inc.	—	—	1,380	80,049	1,380	80,049
MDU Resources Group, Inc.	4,120	139,570	—	—	4,120	139,570
National Fuel Gas Co.	1,989	149,172	—	—	1,989	149,172
NextEra Energy, Inc.	—	—	846	82,333	846	82,333
NiSource, Inc.	—	—	2,350	87,816	2,350	87,816
Northeast Utilities	—	—	1,791	81,297	1,791	81,297
NRG Energy, Inc.	—	—	2,591	92,359	2,591	92,359
OGE Energy Corp.	3,964	145,589	—	—	3,964	145,589
ONE Gas, Inc.	3	92	—	—	3	92

Oneok, Inc.	10	645	1,353	87,228	1,363	87,873
Pepco Holdings, Inc.	—	—	3,155	87,402	3,155	87,402
PG&E Corp.	—	—	1,853	84,982	1,853	84,982
Pinnacle West Capital Corp.	—	—	1,501	83,204	1,501	83,204
PNM Resources, Inc.	5,289	150,516	—	—	5,289	150,516
PPL Corp.	—	—	2,530	88,768	2,530	88,768
Public Service Enterprise Group, Inc.	—	—	2,088	81,346	2,088	81,346
Questar Corp.	6,079	146,318	—	—	6,079	146,318
SCANA Corp.	—	—	1,588	82,555	1,588	82,555
Sempra Energy	—	—	855	85,776	855	85,776
Southern Co.	—	—	1,843	80,697	1,843	80,697
TECO Energy, Inc.	—	—	4,752	82,059	4,752	82,059
UGI Corp.	3,111	151,427	—	—	3,111	151,427
Vectren Corp.	3,592	143,258	—	—	3,592	143,258
Westar Energy, Inc.	4,067	146,609	—	—	4,067	146,609
WGL Holdings, Inc.	3,716	150,683	—	—	3,716	150,683
Wisconsin Energy Corp.	—	—	1,747	79,527	1,747	79,527
Xcel Energy, Inc.	—	—	2,660	81,824	2,660	81,824

		2,481,490		2,591,683		5,073,173

Total Common Stocks		22,539,761		23,818,468		46,358,229

Exchange-Traded Funds — 0.1%
Guggenheim Russell MidCap Equal Weight ETF	1,000	49,200		—	1,000	49,200

Total Exchange-Traded Funds		49,200		—		49,200

Cash Equivalents — 2.3%
FOLIOfn Investment Sweep Account, 0.010% (a)	520,261	520,261	574,179	574,179	1,094,440	1,094,440

Total Cash Equivalents		520,261		574,179		1,094,440

Total Investments — 100.1%		23,109,222		24,392,647		47,501,869

Total Investments at Cost		19,222,176		21,162,722		40,384,898

Liabilities in Excess of Other Assets — (0.1)%		(20,847)		(4,503)		(38,350)

Net Assets — 100.0%		$23,088,375		$24,388,144		$47,463,519

(a)	Rate disclosed is the seven day yield as of May 31, 2014.
*	Non-income producing security.

Cloud Capital Funds

Notes to the Pro Forma Financial Statements - continued

May 31, 2014

NOTE 1. DESCRIPTION

The Cloud Capital Strategic Large Cap Fund (the “Acquiring Fund”) is organized as open-end diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Fund offers two share classes, Class A Shares and Institutional Class Shares. The Fund’s Class A Shares have not yet commenced operations. The Fund’s Institutional Class Shares commenced operations on June 29, 2011. The Funds’ investment adviser is Cloud Capital LLC (the “Adviser”).

TheFund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Cloud Capital Strategic Mid Cap Fund (“Target Fund”), a series of the Trust, by the Acquiring Fund as if such acquisition had taken place as of May 31, 2014.

NOTE 2. BASIS OF COMBINATION

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Target Fund and Acquiring Fund have been combined as of and for the year ended May 31, 2014. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for precombination periods of the surviving fund will not be restated.

The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each portfolio that are incorporated by reference in the Statement of Additional Information.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, each Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2014.

	Valuation Inputs
	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
Large Cap Fund	Active Markets	Observable Inputs	Unobservable Inputs	Total
Common Stocks *	$23,818,468	$—	$—	$23,818,468
Cash Equivalents	574,179	—	—	574,179
Total	24,392,647	—	—	24,392,647
Mid Cap Fund
Common Stocks *	22,539,761	—	—	22,539,761
Exchange-Traded Funds	49,200	—	—	49,200
Cash Equivalents	520,261	—	—	520,261
Total	23,109,222	—	—	23,109,222

*	Refer to Schedule of Investments for industry classifications.

The Large Cap Fund and the Mid Cap Fund (the “Funds”) did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Cloud Capital Funds

Notes to the Pro Forma Financial Statements - continued

May 31, 2014

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of May 31, 2014 and the previous reporting period end.

Note 4 – CAPITAL SHARES

The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Target Fund by Acquiring Fund as of May 31, 2014. The number of retired shares was calculated by dividing the net asset value of Target Fund by the respective net asset value per share of Acquiring Fund. The pro forma number of shares outstanding, by class of shares, for the combined fund consists of the following at May 31, 2014:

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Institutional Shares	1,314,777	1,244,706	2,559,483

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Note 5 – FEDERAL INCOME TAXES

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

Federal income tax law permits a regulated investment company to carry forward its net capital losses incurred in a tax year beginning after December 22, 2010 without limit, generally. Neither the Target Fund, nor the Acquiring Fund, has net capital loss carryforwards for federal income tax purposes.

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

(1) Charter Document.

(a)	Registrant’s Certificate of Trust is incorporated by reference to the Registration Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on June 16, 2008 (File No. 811-22208).

(b)	Registrant’s Agreement and Declaration of Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(c)	Amended Schedule A to the Registrant’s Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(2) By-laws.

(a)	Registrant’s By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amendment to the Registrant’s By-Laws is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed with the SEC on March 16, 2010 (File No. 811-22208).

(3) Voting Trust Agreements. None

(4) Agreement of Reorganization. Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.

(5) Instruments Defining Rights of Security Holders. None other than in the Declaration of Trust and By-Laws of the Registrant.

(6) Investment Advisory Contracts.

(a)	Investment Advisory Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2014 (File No. 811-22208).

(b)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(c)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Independence Capital Asset Partners, LLC is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(d)	Investment Advisory Agreement between the Trust and Angel Oak Capital Advisors, LLC is incorporated by reference Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on April 18, 2011 (File No. 811-22208).

(e)	Investment Advisory Agreement between the Trust and Cloud Capital, LLC is incorporated by reference Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011 (File No. 811-22208).

(f)	Amendment to the Investment Advisory Agreement between the Trust and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A filed with the SEC on September 28, 2012 (File No. 811-22208).

(g)	Investment Advisory Agreement between the Trust and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A filed with the SEC on November 10, 2011 (File No. 811-22208).

(h)	Investment Advisory Agreement between the Trust and Granite Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2011 (File No. 811-22208).

(i)	Investment Advisory Agreement between the Trust and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012 (File No. 811-22208).

(j)	Amendment to the Investment Advisory Agreement between the Trust and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2014 (File No. 811-22208).

(k)	Investment Advisory Agreement between the Trust and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013 (File No. 811-22208).

(l)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Dynamic Allocation Fund is incorporated by reference Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013 (File No. 811-22208).

(m)	Investment Advisory Agreement between the Trust and SMI Advisory Service3s, LLC with respect to the Sound Mind Investing Fund is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013 (File No. 811-22208).

(n)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC with respect to the Sound Mind Investing Balanced Fund is incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on February 22, 2013 (File No. 811-22208).

(o)	Investment Subadvisory Agreement between SMI Advisory Services, LLC and Reams Asset Management is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013 (File No. 811-22208).

(p)	Investment Advisory Agreement between the Trust and Bradley, Foster & Sargent is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(q)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(7) Underwriting Contracts.

(a)	Form of Distribution Agreement between the Trust and Unified Financial Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed with the SEC on July 6, 2009 (File No. 811-22208).

(8) Bonus or Profit Sharing Contracts. None.

(9) Custodial Agreement.

(a)	Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(c)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(d)	Custody Agreement between the Trust and Citibank, N.A. is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on December 16, 2010 (File No. 811-22208).

(e)	Custody Agreement between the Trust and FOLIOfn Investments, Inc. is incorporated by reference to Post-Effective amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011 (File No. 811-22208).

(10) Rule 12b-1 Plans and Rule 18f-3 Plan.

(a)	Rule 12b-1 Plan for Golub Group Equity Fund is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed with the SEC on March 10, 2009 (File No. 811-22208).

(b)	Rule 12b-1 Plan for Angel Oak Multi-Strategy Income Fund is incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on October 26, 2011 (File No. 811-22208).

(c)	Rule 12b-1 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund is incorporated by reference to Post-Effective amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011 (File No. 811-22208).

(d)	Rule 12b-1 Plan for Granite Value Fund is incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2011 (File No. 811-22208).

(e)	Rule 12b-1 Plan for BRC Large Cap Focus Equity Fund is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012 (File No. 811-22208).

(f)	Rule 12b-1 Plan for Dreman Contrarian Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013 (File No. 811-22208).

(g)	Rule 12b-1 Plan for BFS Equity Fund is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(h)	Rule 12b-1Plan for Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(i)	Rule 18f-3 Plan for Cloud Capital Strategic Large Cap Fund, Cloud Capital Strategic Mid Cap Fund, and Cloud Capital Strategic Small Cap Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011 (File No. 811-22208).

(j)	Rule 18f-3 Plan for Angel Oak Multi-Strategy Income Fund is incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed with the SEC on July 11, 2012 (File No. 811-22208).

(k)	Rule 18f-3 Plan for BRC Large Cap Focus Equity Fund is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012 (File No. 811-22208).

(l)	Rule 18f-3 Plan for Dreman Contrarian Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013 (File No. 811-22208).

(m)	Rule 18f-3 Plan for Dana Large Cap Equity Fund is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(11) Opinion and Consent of Counsel. To be filed by subsequent amendment.

(12) Opinion and Consent of Counsel regarding tax matters. To be filed by subsequent amendment.

(13) Other Material Contracts.

(a)	Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the SEC on October 6, 2008 (File No. 811-22208).

(b)	Amended Exhibit A to the Mutual Fund Services Agreement between the Trust and Unified Fund Services, Inc. is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed with the SEC on June 29, 2010 (File No. 811-22208).

(c)	Form of Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Angel Oak Capital Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on April 18, 2011 (File No. 811-22208).

(d)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed with the SEC on June 23, 2011 (File No. 811-22208).

(e)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed with the SEC on November 22, 2011 (File No. 811-22208).

(f)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Granite Investment Advisors, Inc.is incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2011 (File No. 811-22208).

(g)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed with the SEC on December 20, 2012 (File No. 811-22208).

(h)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2013 (File No. 811-22208).

(i)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2013 (File No. 811-22208).

(j)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Bradley, Foster & Sargent, Inc. is incorporated by reference to Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A filed with the SEC on September 23, 2013 (File No. 811-22208).

(k)	Mutual Fund Services Agreement among the Trust, Huntington Asset Services, Inc. and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(l)	Expense Limitation Agreement between the Trust and Long Short Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 170 to the Registration Statement on Form N-1A filed with the SEC on September 29, 2014 (File No. 811-22208).

(m)	Expense Limitation Agreement between the Trust and Golub Group, LLC is incorporated by reference to Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2014 (File No. 811-22208).

(n)	Expense Limitation Agreement between the Trust and Angel Oak Capital Advisors, LLC is incorporated by reference to Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2014 (File No. 8110-22208).

(o)	Expense Limitation Agreement and Fee Waiver Agreement between the Trust and Cloud Capital, LLC is incorporated by reference to Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed with the SEC on September 29, 2014 (File No. 811-22208).

(p)	Expense Limitation Agreement between the Trust and Kovitz Investment Group, LLC is incorporated by reference to Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2014 (File No. 811-22208).

(q)	Expense Limitation Agreement between the Trust and Granite Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2014 (File No. 811-22208).

(r)	Amended Expense Limitation Agreement between the Trust and BRC Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A filed with the SEC on May 30, 2013 (File No. 811-22208).

(s)	Expense Limitation Agreement between the Trust and Dreman Value Management, LLC is incorporated by reference to Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A filed with the SEC on February 28, 2014 (File No. 811-22208).

(t)	Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC is incorporated by reference to Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A filed with the SEC on February 20, 2014 (File No. 811-22208).

(u)	Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. is incorporated by reference to Post-Effective Amendment No. 154 to the Registration Statement on Form N-1A filed with the SEC on April 25, 2014 (File No. 811-22208).

(v)	Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. is incorporated by reference to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed with the SEC on October 28, 2013 (File No. 811-22208).

(w)	Form of Expense Limitation Agreement between the Trust and Cloud Capital, LLC with respect to the Cloud Capital Strategic All Cap Fund is filed herewith as Appendix E to the Proxy Statement/Prospectus.

(14) Other Opinions. Consent of Auditors will be filed by subsequent amendment.

(15) Omitted Financial Statements. None.

(16) Powers of Attorney. Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed with the SEC on June 18, 2010 (File No. 811-22208); and Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A filed with the SEC on February 3, 2014 (File No. 811-22208).

(17) Other.

(a)	Prospectus and Statement of Additional Information of the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund are incorporated by reference to Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A, filed with the SEC on September 29, 2014 (File No. 811-22208).

(b)	Audited Annual Report to Shareholders for the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund for the fiscal year ended May 31, 2014 is incorporated by reference to the Registrant’s Form N-CSR, filed with the SEC on August 6, 2014 (File No. 811-22208).

ITEM 17.	UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Indianapolis and State of Indiana, on the 20th day of November, 2014.

VALUED ADVISERS TRUST

By: *
R. Jeffrey Young
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on by the following persons in the capacities indicated on the 20th day of November, 2014:

Name	Title

*	Trustee
Andrea N. Mullins

*	Trustee
Ira Cohen

*	President and Trustee
R. Jeffrey Young

*	Treasurer and Principal Financial Officer
Bryan W. Ashmus

*By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney-in-Fact